[logo - Capital Private Client Services FundSM]

Fund	Ticker

Capital Core Municipal Fund	CCMPX
Capital Short-Term Municipal Fund	CSTMX
Capital California Core Municipal Fund	CCCMX
Capital California Short-Term Municipal Fund	CCSTX
Capital Core Bond Fund	CCBPX
Capital Global Equity Fund	CGLOX
Capital Non-U.S. Equity Fund	CNUSX
Capital U.S. Equity Fund	CUSEX

PROSPECTUS

February 16, 2011
(as supplemented April 26, 2011)

Table of Contents

Summaries
Capital Core Municipal Fund	page 1
Capital Short-Term Municipal Fund	page 6
Capital California Core Municipal Fund	page 10
Capital California Short-Term Municipal Fund	page 15
Capital Core Bond Fund	page 20
Capital Global Equity Fund	page 25
Capital Non-U.S. Equity Fund	page 30
Capital U.S. Equity Fund	page 34
Investment objectives, strategies and risks	page 37
Prior investment results of Capital Group Private Client Services, a division of Capital Guardian Trust Company	page 45
Management and organization	page 48
Purchase, exchange and sale of shares	page 52
Distributions and taxes	page 56
Fund expenses	page 58
Financial highlights	page 59

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY
OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Capital Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses 1	0.08%
Total annual fund operating expenses	0.43%
Expense reimbursement2	0.03%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$135	$238	$539

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 25% of the average value of its portfolio

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Neil L. Langberg	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Capital Short-Term Municipal Fund

Investment objective

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.13%
Total annual fund operating expenses	0.48%
Expense reimbursement2	0.08%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$146	$261	$596

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 36% of the average value of its portfolio

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in short-term municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Neil L. Langberg	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital California Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses 1	0.10%
Total annual fund operating expenses	0.45%
Expense reimbursement 2	0.05%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$139	$247	$562

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSOs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Karl J. Zeile	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital California Short-Term Municipal Fund

Investment objective

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses 1	0.20%
Total annual fund operating expenses	0.55%
Expense reimbursement 2	0.15%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year.  Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$161	$292	$675

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Karl J. Zeile	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Core Bond Fund

Investment objective

The fund's investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses 1	0.09%
Total annual fund operating expenses	0.44%
Expense reimbursement 2	0.04%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$137	$242	$551

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal investment strategies

The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).  The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
David A. Hoag	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.

Capital Global Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	None
Other expenses 1	0.02%
Total annual fund operating expenses	0.87%
Expense reimbursement2	0.02%
Total annual fund operating expenses after reimbursement	0.85%

1 Based on estimated amounts for the current fiscal year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.85%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$87	$276

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth.  Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  The fund may also invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Gerald Du Manoir	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
William H. Hurt	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Todd S. James	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Theodore R. Samuels	Less than 1 year (since the fund’s inception April, 2011)	President

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.

Capital Non-U.S. Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	None
Other expenses 1	0.02%
Total annual fund operating expenses	0.87%
Expense reimbursement2	0.02%
Total annual fund operating expenses after reimbursement	0.85%

1 Based on estimated amounts for the current fiscal year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.85%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$87	$276

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth.  Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  The fund may also invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Gerald Du Manoir	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
William H. Hurt	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Todd S. James	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.

Capital U.S. Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%
Distribution and/or service (12b-1) fees	None
Other expenses 1	0.02%
Total annual fund operating expenses	0.67%
Expense reimbursement2	0.02%
Total annual fund operating expenses after reimbursement	0.65%

1 Based on estimated amounts for the current fiscal year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.65%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$66	$212

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.  Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  In pursuing its secondary objective, the fund invests in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
William H. Hurt	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Todd S. James	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Theodore R. Samuels	Less than 1 year (since the fund’s inception April, 2011)	President

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.

Investment objectives, strategies and risks

Capital Core Municipal Fund

The fund seeks to provide current income exempt from federal income tax while preserving your investment. The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Capital Short-Term Municipal Fund

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in short-term municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Capital California Core Municipal Fund

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Capital California Short-Term Municipal Fund

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Capital Core Bond Fund

The fund's investment objective is to provide you with current income while preserving your investment. The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).  The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Capital Global Equity Fund

The fund seeks to preserve your investment while providing growth. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers around the world, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth.  Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  The fund may invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future.  The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Non-U.S. Equity Fund

The fund seeks to preserve your investment while providing growth. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers outside of the United States, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth.  Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  The fund may invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future.  The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital U.S. Equity Fund

The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income.  The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of U.S. issuers, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.  Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  In pursuing its secondary objective, the fund invests in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future.
 The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Applicable to all funds

Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The investment adviser to the funds actively manages each fund’s investments. Consequently, each fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause a fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The funds’ investment adviser attempts to reduce the risks described in this prospectus through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The funds may also hold cash or money market instruments. The percentages of the funds’ assets invested in such holdings vary and depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed in this prospectus.

In addition to the investment strategies described in this prospectus, each fund has other investment practices that are described in the statement of additional information.

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund
Capital Core Bond Fund

The prices of, and the income generated by, most bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the funds’ portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

To the extent a fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the funds may involve larger price swings and greater potential for loss than other types of investments.

Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for a fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the funds. These investments may also be affected by changes in the exchange rate of that country’s currency against the U.S. dollar and/or currencies of other countries.

Investing in countries with emerging economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

Prior investment results of Capital Group Private Client Services, a division of Capital Guardian Trust Company

The following tables show composite investment results relating to the historical results of all accounts managed by Capital Group Private Client Services (“CGPCS”), a division of Capital Guardian Trust Company, with investment objectives, policies, strategies and risks substantially similar to those of the funds. The investment results of the separately managed accounts do not represent the historical results of the funds and should not be interpreted as indicative of the future results of the funds or the investment adviser.

The composite investment results shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”),1 retroactively applied to all time periods, and are shown net of the highest current management fees charged by CGPCS. All returns presented are asset-weighted and reflect the reinvestment (net of foreign withholding taxes) of dividends, interest and other earnings. Withholding tax rates apply primarily to U.S. investors. All returns reflect the deduction of brokerage commissions and execution costs paid by the separately managed accounts, without provision for federal and state income taxes. The composites include all fee paying, discretionary portfolios managed according to the respective strategy by CGPCS. The Capital Global Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Global Equity Composite. The Capital Non-U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Non-U.S. Equity Composite. The Capital U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS U.S. Equity Composite.

The separately managed accounts that are included in the composites are not subject to the same types of expenses as the funds. In addition, the separately managed accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable may have adversely affected the results of the separately managed accounts included in the composites. If the separately managed accounts had been subject to the applicable fund’s expenses and the service fee charged by CGPCS results would have been lower.

The investment results of the separately managed accounts presented below reflect the highest current management fees charged by CGPCS (1.25% for Global Equity and Non-U.S. Equity and 1.00% for U.S. Equity). The fees charged by the funds are lower than these fees. These results are not intended to predict or suggest the returns that might be experienced by the funds or an individual investing in the funds. Investors should also be aware that use of a methodology different from that used below to calculate investment results could result in different investment results data.

1 GIPS is a set of standards promulgated by the Chartered Financial Analyst Institute, a global non-profit membership and education organization that, among other things, has formulated a set of investment results presentation standards for investment advisers.  The GIPS presentation standards are intended to promote full and fair presentations by investment advisers of their investment results, and ensure uniformity in reporting so that investment results of investment advisers are directly comparable.

Capital Group Private Client Services Global Equity Composite

Historical Returns

Year Ending December 31	Separately Managed Accounts – Net Returns	MSCI World Index
2009	32.10%	29.99%
2008	-37.05	-40.71
2007	10.25	9.04
2006	18.46	20.07
2005	11.47	9.49
2004	14.13	14.72
2003	34.07	33.11
2002	-17.90	-19.89
2001	-7.89	-16.82
2000	-3.38	-13.18

Average annual total returns
For periods ended December 31, 2009

	Separately Managed Accounts – Net Returns	MSCI World Index
One Year	32.10%	29.99%
Five years	3.89	2.01
10 years	3.07	-0.24

Capital Group Private Client Services Non-U.S. Equity Composite

Historical Returns

Year Ending December 31	Separately Managed Accounts – Net Returns	MSCI EAFE Index
2009	33.17%	31.78%
2008	-38.91	-43.38
2007	14.39	11.17
2006	22.66	26.34
2005	14.87	13.54
2004	15.71	20.25
2003	31.97	38.59
2002	-10.20	-15.94
2001	-13.68	-21.44
2000	-9.29	-14.17

Average annual total returns
For periods ended December 31, 2009

	Separately Managed Accounts – Net Returns	MSCI EAFE Index
One Year	33.17%	31.78%
Five years	5.57	3.54
10 years	3.48	1.17

Capital Group Private Client Services U.S. Equity Composite

Historical Returns

Year Ending December 31	Separately Managed Accounts – Net Returns	S&P 500 Index
2009	26.77%	26.47%
2008	-33.01	-36.99
2007	6.24	5.49
2006	12.97	15.78
2005	8.49	4.91
2004	11.47	10.87
2003	28.87	28.67
2002	-20.87	-22.09
2001	-4.83	-11.88
2000	3.10	-9.10

Average annual total returns
For periods ended December 31, 2009

	Separately Managed Accounts – Net Returns	S&P 500 Index
One Year	26.77%	26.47%
Five years	2.03	0.42
10 years	2.12	-0.95

Management and organization

Investment adviser

Capital Guardian Trust Company (“CGTC”), an experienced investment management organization founded in 1968, serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. and is located at 6455 Irvine Center Drive, Irvine, California 92618 and 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian Trust Company manages the investment portfolios and business affairs of the funds through its Capital Group Private Client Services division.  Capital Group Private Client Services was founded in 1974 to manage the assets of high-net worth individuals and families, as well as foundations, endowments and other non-profit organizations.

The management fees for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund are based on the daily net assets of the funds.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, the adviser receives a unified management fee based on a percentage of the daily net assets of shares of the funds. Out of the funds’ unified management fees the adviser pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the adviser from the unified management fee are paid by the funds.  A portion of the funds’ management fee may be paid by the fund’s adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the adviser.

A discussion regarding the basis for the approval of the Investment Advisory and Service Agreement for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders dated April 30, 2010.  A similar discussion will be included in the semi-annual report dated April 30, 2011 for Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund. The statement of additional information contains more detailed information on the funds’ management fees.

Multiple portfolio manager system

Capital Group Private Client Services (“CGPCS”) a division of Capital Guardian Trust Company, uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CGPCS. The table below shows the investment experience and role in management of the funds for each of the funds' primary portfolio managers.

Portfolio Manager	Investment Experience	Experience in the fund(s)	Role in management of the funds
Neil L. Langberg Capital Core Municipal Fund Capital Short-Term Municipal Fund	Investment professional for 33 years, all with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2010)	Serves as a municipal bond portfolio manager
John R. Queen Capital Core Municipal Fund Capital Short-Term Municipal Fund Capital California Core Municipal Fund Capital California Short-Term Municipal Fund Capital Core Bond Fund	Investment professional for 20 years in total; 8 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2010)	Serves as a fixed income portfolio manager
Karl J. Zeile Capital California Core Municipal Fund Capital California Short-Term Municipal Fund	Investment professional for 20 years in total; 12 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2010)	Serves as a municipal bond portfolio manager
David A. Hoag Capital Core Bond Fund	Investment professional for 23 years in total; 20 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the fund’s inception, April 2010)	Serves as a fixed income portfolio manager
Gerald Du Manoir Capital Global Equity Fund Capital Non-U.S. Equity Fund	Investment professional for 20 years in total; 19 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager
William H. Hurt Capital Global Equity Fund Capital Non-U.S. Equity Fund Capital U.S. Equity Fund	Investment professional for 58 years in total; 37 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager
Todd S. James Capital Global Equity Fund Capital Non-U.S. Equity Fund Capital U.S. Equity Fund	Investment professional for 24 years in total; all with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager
Shelby Notkin Capital Global Equity Fund Capital Non-U.S. Equity Fund Capital U.S. Equity Fund	Investment professional for 45 years in total; 16 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager
Theodore R. Samuels Capital Global Equity Fund Capital U.S. Equity Fund	Investment professional for 30 years in total; 28 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Purchase, exchange and sale of shares

Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax exempt entities.  Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

Capital Guardian Trust Company (“CGTC”) and/or State Street Bank and Trust Company, the fund’s transfer agent, on behalf of the funds and American Funds Distributors®, the funds’ distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, CGTC may not be able to open your account. If CGTC is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares

The net asset value of the funds is the value of a single share. The funds calculate the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds will not calculate net asset values on days that the New York Stock Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after Capital Group Private Client Services receives your request, provided your request contains all information and legal documentation necessary to process the transaction.

Purchase of shares

Shares of the funds may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, a division of Capital Guardian Trust Company.  However, certain investors who are not clients of Capital Group Private Client Services may purchase the funds, as described in the statement of additional information.  Investors who wish to purchase, exchange, or sell shares should contact their Capital Private Client Services representative or call 866-421-2166. Alternatively, you may contact the fund’s transfer agent at 877-783-1317 to purchase shares.

Investors may be eligible to purchase shares of the funds with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the funds.

Purchase minimums and maximums

The purchase minimums described in this prospectus may be waived in certain cases.

Exchange

Generally, you may exchange your shares for shares of another fund in the Capital Private Client Services Funds. Investors who wish to exchange shares should contact their Capital Group Private Client Services representative or call 866-421-2166. Alternatively, you may contact the fund’s transfer agent at 877-783-1317 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

How to sell shares

Investors who wish to sell shares should contact their Capital Group Private Client Services representative or call 866-421-2166. Alternatively, you may contact the fund’s transfer agent at 877-783-1317 to sell shares.

A signature guarantee is required if the redemption is:

•	more than $75,000;
•	made payable to someone other than the registered shareholder(s); or
•	sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

The signature guarantee requirement may be waived if your Capital Group Private Client Services representative determines it is appropriate.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption. If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Capital Group Private Client Services and the fund’s transfer agent reserve the right to require a signature guarantee(s) on any redemption.  Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

While payment of redemptions normally will be in cash, the funds’ Agreement and Declaration of Trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the funds under conditions and circumstances determined by the funds’ board of trustees.

Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, Capital Guardian Trust Company (“CGTC”), any of its affiliates or mutual funds managed by such affiliates, the funds’ transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that CGTC or the funds’ transfer agent employs reasonable procedures to confirm that the instructions received from any person with appropriate account  information are genuine. If reasonable procedures are not employed, CGTC and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, the funds evaluate trading activity that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. The funds also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the funds’ broad ability to restrict potentially harmful trading as described above, the funds’ board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations and systematic redemptions and purchases. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The funds reserve the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where the funds determine that their surveillance procedures are adequate to detect frequent trading in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the funds’ surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the right of the funds and American Funds Distributors to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how other potentially abusive trading activity in the funds may be addressed.

Distributions and taxes

Dividends and distributions

Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, and Capital Core Bond Fund declare monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Capital Global Equity Fund and Capital Non-U.S. Equity Fund intend to distribute annual dividends, usually in December.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the funds, or you may elect to receive them in cash.  Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

Taxes on dividends and distributions

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, each fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Each fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the funds may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund anticipate that the federally exempt-interest dividends paid by the funds and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the funds may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from each fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Capital Core Bond Fund
Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions

Applicable to all funds

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Shareholder fees

Applicable to all funds

Fees borne directly by a fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses for the funds to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The “Other expenses” items in the “annual fund operating expenses” tables for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, and Capital Core Bond Fund include custodial, legal, transfer agent and various other expenses.

Financial Highlights

The financial highlights tables are intended to help you understand each fund’s financial performance for the period shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in the Financial Highlights tables below for the period ended October 31, 2010 has been audited by Deloitte & Touche LLP, whose report, along with each fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital Core Municipal Fund		Capital Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00		$10.00

Income from investment operations:
	Net investment income2	0.10		0.05
	Net realized and unrealized gains on securities	0.26		0.17
	Total from investment operations	0.36		0.22

Dividends and distributions:
	Dividends from net investment income2	(0.09)		(0.05)
	Distributions from capital gain2	–	5	–	5
	Total dividends and distributions	(0.09)		(0.05)

Net asset value, end of period		$10.27		$10.17

Total Return3		3.63%		2.17%

Net assets, end of period (in millions)		$269		$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.43%		0.48%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%		0.40%
	Ratio of net investment income to average net assets3,4	1.81%		0.95%

	Portfolio turnover rate	25%		36%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.
5	Rounds to less than $0.00.

Financial Highlights

for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital California Core Municipal Fund		Capital California Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00		$10.00

Income from investment operations:
	Net investment income2	0.08		0.04
	Net realized and unrealized gains on securities	0.18		0.13
	Total from investment operations	0.26		0.17

Dividends and distributions:
	Dividends from net investment income2	(0.07)		(0.04)
	Distributions from capital gain2	–	5	–
	Total dividends and distributions	(0.07)		(0.04)

Net asset value, end of period		$10.19		$10.13

Total Return3		2.61%		1.67%

Net assets, end of period (in millions)		$169		$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.45%		0.55%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%		0.40%
	Ratio of net investment income to average net assets3,4	1.41%		0.79%

	Portfolio turnover rate	13%		35%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.
5	Rounds to less than $0.00.

Financial Highlights

for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital Core Bond Fund

Selected per share data:

Net asset value, beginning of period		$10.00

Income from investment operations:
	Net investment income2	0.09
	Net realized and unrealized gains on securities	0.46
	Total from investment operations	0.55

Dividends and distributions:
	Dividends from net investment income2	(0.09)
	Distributions from capital gain2	(0.01)
	Total dividends and distributions	(0.10)

Net asset value, end of period		$10.45

Total Return3		5.52%

Net assets, end of period (in millions)		$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.44%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%
	Ratio of net investment income to average net assets3,4	1.65%

	Portfolio turnover rate	123%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.

MORE INFORMATION ABOUT THE FUNDS

For Shareholder Services	866-421-2166

Annual/Semi-annual report to shareholders  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (“SAI”) and codes of ethics  The current SAI, as amended from time to time, contains more detailed information about the funds, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202-551-8090) or on the EDGAR database on the SEC’s website at www.sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington D.C. 20549-1520.

For a complimentary copy of the current SAI, codes of ethics, or annual/semi-annual report, or to request other information about the funds or make shareholder inquiries, please call 866-421-2166 or write to the Secretary of the fund at 6455 Irvine Center Drive Irvine, CA 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

Investment Company Act File No. 811-22349

Capital Private Client Services Funds (the “Trust”)

Fund	Ticker

Capital Core Municipal Fund	CCMPX
Capital Short-Term Municipal Fund	CSTMX
Capital California Core Municipal Fund	CCCMX
Capital California Short-Term Municipal Fund	CCSTX
Capital Core Bond Fund	CCBPX
Capital Global Equity Fund	CGLOX
Capital Non-U.S. Equity Fund	CNUSX
Capital U.S. Equity Fund	CUSEX

Part B

Statement of Additional Information
February 16, 2011
(as supplemented April 26, 2011)

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund (collectively the “Municipal Bond Funds”), Capital Core Bond Fund (the “Core Bond Fund”), Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund (collectively the Equity Funds)  (each of the Municipal Bond Funds, the Core Bond Fund and the Equity Funds a “fund” and collectively the “funds”) dated February 16, 2011. The prospectus may be obtained from your Capital Group Private Client Services representative or by writing to the Trust at the following address:
6455 Irvine Center Drive
 Irvine, CA 92618

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted.  This summary is not intended to reflect all of the funds' investment limitations.

Capital Core Municipal Fund

•	The fund will invest primarily in intermediate maturity municipal bonds.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs or that are unrated but determined by the fund’s adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Short-Term Municipal Fund

•	The fund will invest primarily in short-term municipal bonds.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be no greater than three years.

Capital California Core Municipal Fund

•	The fund will invest primarily in intermediate maturity municipal bonds issued by the state of California, its agencies and municipalities.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital California Short-Term Municipal Fund

•	The fund will invest primarily in short-term municipal bonds issued by the state of California, its agencies and municipalities.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be no greater than three years.

Capital Core Bond Fund

•	The fund will invest primarily in intermediate term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages and other assets.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.

•
The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.

•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Municipal Bond Funds and Core Bond Fund

•
In determining the quality rating of a particular bond, the funds currently intend to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

Capital Global Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth.

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities.

•
The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital Non-U.S. Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth.

•
Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers based outside the United States.

•	The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital U.S. Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth.

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.

•	Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

*           *           *           *           *           *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

Applicable to all funds

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Variable and floating rate obligations — The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a fund’s portfolio accordingly, keeping in mind the fund’s objectives.

Restricted or illiquid securities — The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

Repurchase agreements — The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited. The Municipal Bond Funds do not currently intend to engage in this investment practice over the next 12 months.

Cash and cash equivalents — The Municipal Bond Funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

The Core Bond Fund and the Equity Funds may also hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Forward commitment, when issued and delayed delivery transactions — The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss. The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

Although these transactions will not be entered into for leveraging purposes, to the extent a fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Maturity — The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid.

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Insured municipal bonds — The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Commonwealth obligations — The funds may invest in obligations of the Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds’ holdings in such obligations.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Temporary investments — The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations. The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the Trust’s board of trustees.

Concentration of investments — Each fund may invest more than 25% of its assets in industrial development bonds. Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Tax-exempt securities — While each fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security with market characteristics indicating an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the funds.

Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund

Risk factors relating to California debt obligations — Because the funds invest primarily in securities issued by the State of California (the “State”), its agencies and municipalities, the funds are more susceptible to developments adversely affecting issuers of California securities than municipal bond funds that do not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of State related bonds, could have an adverse impact on the financial condition of the State, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the funds. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State’s economy.

California’s economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the State level, fiscal weakness or an overall slowdown in the California economy could adversely impact the funds. Such events can negatively impact the State’s credit rating, make it more expensive for the State to borrow money, and impact municipal issuers’ ability to pay their obligations. For example, various rating agencies have recently downgraded their ratings of various bonds related to the State due to the State’s liquidity problems and delay in adopting budget and cash solutions, and each of these ratings agencies has placed the State on watch for further possible downgrades. California currently has one of the lowest credit ratings of any state, and therefore may pay higher interest rates than other states when issuing general obligation bonds. Among other things, future action by the rating agencies will depend on whether the State is able to address liquidity, budgetary and other fiscal issues and whether any improvements provide long-term solutions.

California is the most populous state in the nation with a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the State’s significant industries are sensitive to economic disruptions in their export markets. The State’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

As of the date of this statement of additional information, the State of California is in the midst of a severe economic recession. Falling home prices and consumer spending, reduced credit availability, decreasing investment values and growing job losses, among other factors, have weighed heavily on the State economy since 2008. The current fiscal problems facing California are exacerbated by a national recession and ongoing turmoil in the global financial and credit markets. Fiscal and policy analysts predict that the State will likely lag the national economy out of recession, and negative fiscal impacts for state and local governments could extend for several years.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including State related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the State or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Capital Core Bond Fund

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, in the event a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

Inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The fund has no current intention of investing in inflation-index bonds issued by corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Investing outside the U.S. — The fund may only invest in securities outside the U.S. that are U.S. dollar-denominated and are in the four highest rating categories. Accordingly, the risks described below are substantially lessened.

Investing outside the United States involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of the fund’s investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities. The growth-oriented, equity-type securities generally purchased by the funds may involve large price swings and potential for loss.

Investing in smaller capitalization stocks — The funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Securities with equity and debt characteristics — The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Warrants and rights — The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers an emerging market country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, emerging markets may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of emerging markets may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the funds’ investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The funds may enter into currency transactions to provide for the purchase of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The funds may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the funds will typically involve the purchase or sale of a currency against the U.S. dollar, the funds also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The funds have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

The funds will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of a fund’s commitment increases because of changes in exchange rates, a fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The funds are also subject to the risk that they may be delayed or prevented from obtaining payments owed to them under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which they entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change a fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the funds’ investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Each fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the funds for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by a fund.

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The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

Fund	Fiscal year	Portfolio turnover rate

Capital Core Municipal Fund	2010	25%
Capital Short-Term Municipal Fund	2010	36%
Capital California Core Municipal Fund	2010	13%
Capital California Short-Term Municipal Fund	2010	35%
Capital Core Bond Fund	2010	123%
Capital Global Equity Fund	2010	N/A
Capital Non-U.S. Equity Fund	2010	N/A
Capital U.S. Equity Fund	2010	N/A

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the funds, the funds’ investment adviser may apply more restrictive policies than those listed below.

Fundamental policies -- Each fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.
Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry.

2.
The Municipal Bond Funds will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.	The funds may not invest in companies for the purpose of exercising control or management.

Additional information about each fund’s policies — The information below is not part of the funds’ fundamental or non-fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the funds. Information is also provided regarding the funds’ current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, each fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lenders for temporary purposes.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent a fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of such fund’s commitment, such agreement or transaction will not be considered a senior security by such fund.

For purposes of fundamental policy 1c, the policy will not apply to a fund to the extent such fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, each fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the funds do not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, no fund may lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the funds’ purchase of debt obligations.

For purposes of fundamental policy 1f, no fund may invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 2, each of the Municipal Bond Funds will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

No fund currently intends to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

*           *           *           *           *           *

Management of the Funds

Board of Trustees and Officers

“Independent” Trustees1

The funds’ nominating committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the funds’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members of the funds, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The funds seek independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the funds’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the funds’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole.  Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the funds’ registration statement.

Name, age and position with funds (year first elected as a trustee)2	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships held by trustee during the past five years4	Other relevant experience
Richard G. Capen, Jr., 76 (2009)	Corporate director and author	8	Former director of 16 American Funds portfolios; Former director of Carnival Corporation	• Service as chief executive officer, Miami Herald • Senior management experience, Miami Herald • Former U.S. Ambassador to Spain
H. Frederick Christie, 77 (2009)	Private investor	8	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; Former director of 45 American Funds portfolios; Former director of Valero; Former director of SouthWest Water Company
• Service as chief executive officer and chief financial officer for The Mission Group and affiliates
• Senior  corporate management experience
• Service on trustee board of charitable organization
• M.B.A.

Martin Fenton, 75 (2009)	Chairman, Senior Resource Group LLC (development and management of senior living communities)	8	40 American Funds portfolios Former director of 5 American Funds portfolios	• Service as chief executive officer of multiple companies
Richard G. Newman, 76 (2009)	Non-Executive Chairman, AECOM Technology Corporation (engineering, consulting and professional technical services)	8	Former director of 15 American Funds portfolios; Former director of Sempra Energy; Former director of SouthWest Water Company	• Service as chief executive officer for multiple international companies • Experience as an engineer • M.S., civil engineering • Experience in global mergers and acquisitions

“Interested” Trustee5

The Interested trustee has similar qualifications, skills and attributes as the independent trustees. The Interested trustee is a senior executive officer of an affiliate of Capital Guardian Trust Company. This management role also permits him to make a significant contribution to the funds’ board.

Name, age and position with funds (year first elected as a trustee)2	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds	Number of portfolios3 overseen by trustee	Other directorships held by trustee during the past five years4
Paul F. Roye, 57 Chairman of the Board (2009)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company*; Director, American Funds Service Company*; former Director, Division of Investment Management, United States Securities and Exchange Commission	8	None

Other Officers

Name, age and position with funds (year first elected as an officer)2	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds
John B. Emerson, 57 President, (2010)
Senior Vice President and Director – Capital Guardian Trust Company; Chairman of the Board and President –Capital Guardian Trust Company, a Nevada Corporation*; President – Capital Group Private Client Services, Capital Guardian Trust Company

Shelby Notkin, 70 Senior Vice President (2010)
Senior Vice President – Capital Guardian Trust Company, Chairman – Capital Group Private Client Services, Capital Guardian Trust Company, Director – Capital Guardian Trust Company, a Nevada Corporation*

John R. Queen, 46 Senior Vice President (2009)	Vice President – Capital Guardian Trust Company
Timothy W. McHale, 33 Vice President (2009)	Counsel – Fund Business Management Group, Capital Research and Management Company*; Secretary – American Funds Distributors, Inc.*
Kevin M. Saks, 38 Treasurer, (2009)	Senior Vice President – Capital Group Private Client Services, Capital Guardian Trust Company
Susan R. Sunga, 55 Assistant Treasurer (2011)	Vice President – Capital Guardian Trust Company; Tax Officer – Capital Guardian Trust Company, a Nevada Corporation*
Courtney R. Taylor, 36 Secretary, (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company*

* Company affiliated with Capital Guardian Trust Company.

1 The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.
2 Trustees and officers of the Trust serve until their resignation, removal or retirement.
3 Funds managed by Capital Guardian Trust Company.
4 This includes all directorships (other than Capital Private Client Services Funds) that are held by each trustee as a director of a public company or a registered investment company. Unless noted all directorships are current.
5 “Interested person” of the funds within the meaning of the 1940 Act, on the basis of his affiliation with the Trust’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the Trust’s principal underwriter).
The address for all trustees and officers of the Trust is 6455 Irvine Center Drive, Irvine, California 92618, Attention: Secretary.

Fund shares owned by independent trustees as of December 31, 2010:

Name	Dollar Range1 of Fund Shares Owned	Aggregate Dollar Range1 of Shares Owned in All Funds in Family of Funds Overseen by Trustee	Aggregate Dollar Range1 of Shares Owned in Capital Private Client Services Funds and American Funds2
Richard G. Capen, Jr.	Capital California Core Municipal Fund Over $100,000	Over $100,000	Over $100,000
H. Frederick Christie3	None	None	Over $100,000
Martin Fenton	Capital Core Municipal Fund $1- 10,000	$10,001-$50,000	Over $100,000
Capital Short-Term Municipal Fund $1- 10,000
Capital California Core Municipal Fund $1- 10,000
Capital California Short-Term Municipal Fund $1- 10,000
Capital Core Bond Fund $1- 10,000
Richard G. Newman4	None	None	Over $100,000

Fund shares owned by interested trustee as of December 31, 2010:

Name	Dollar Range1 of Fund Shares Owned	Aggregate Dollar Range1 of Shares Owned in All Funds in Family of Funds Overseen by Trustee	Aggregate Dollar Range1 of Shares Owned in Capital Private Client Services Funds and American Funds
Paul F. Roye	Capital California Short-Term Municipal Fund Over $100,000	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.
2 Mr. Capen, Mr. Christie and Mr. Newman formerly served as directors of certain of the American Funds which are managed by an affiliate of Capital Guardian Trust Company.  They retired from the American Funds boards on December 31, 2010.
3 As of April 20, 2011, the dollar range of fund shares owned by Mr. Christie was $50,001 - $100,000 for each of Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Bond Fund, Capital California Short-Term Municipal Fund, and Capital Core Bond Fund.
4 As of April 20, 2011, the dollar range of fund shares owned by Mr. Newman was $10,001 - $50,000 for each of Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Bond Fund, Capital California Short-Term Municipal Fund, and Capital Core Bond Fund.

Trustee Compensation – No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates.  The Trust pays each independent trustee an annual fee of $10,000. No pension or retirement benefits are accrued as part of fund expenses.

Trustee compensation earned during the fiscal year ended October 31, 2010:

Name	Aggregate compensation from the Trust	Total compensation from all funds managed by Capital Guardian Trust Company or its affiliates1
Richard G. Capen, Jr.	$5,534	$123,734
H. Frederick Christie	$5,534	185,206
Martin Fenton	$5,534	283,222
Richard G. Newman	$5,534	141,716

1 Funds managed by Capital Research and Management Company, including the American Funds; the American Funds Insurance Series®, which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series®, Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and EndowmentsSM, which is available to certain nonprofit organizations.

As of January 1, 2011, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Trust organization and the board of trustees

The Trust, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the Trust’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. Trustees are considered to be fiduciaries of the Trust and must act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust. Independent board members are paid certain fees for services rendered to the Trust as described above.

The Trust has five funds and one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The Trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting at which any member of the board could be removed by a majority vote.

The Trust’s Agreement and Declaration of Trust and by-laws as well as separate indemnification agreements that Trust has entered into with independent trustees provide in effect that, subject to certain conditions, the Trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Trust. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure— The board’s chair is currently an “interested person” of the funds within the meaning of the 1940 Act. The trustees have determined that an interested chair is appropriate and benefits shareholders because an interested chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent trustees exercise their informed business judgment to appoint an individual of their choosing to serve as chair, regardless of whether the trustee happens to be independent or a member of management. The independent trustees have determined that they can act independently and effectively without having an independent trustee serve as chair and that key structural components for assuring that they are in a position to do so is for the independent trustees to constitute a substantial majority of the board and to have board committees that consist solely of independent trustees. The chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, facilitating communication with committee chairs and serving as the principal contact for fund management and independent fund counsel. The board does not have a lead independent trustee.

Risk oversight — Day-to-day management of the funds, including risk management, is the responsibility of the funds’ contractual service providers, including the funds’ investment adviser, principal underwriter/distributor and transfer agent.  Each of these entities is responsible for specific portions of the funds’ operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks.  In that regard, the board receives reports regarding the funds’ service providers’ operations, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the funds’ and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the funds’ board also explore risk management procedures in particular areas and then report back to the full board. For example, the funds’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the funds can be identified or processes and controls developed to eliminate or mitigate their effect.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the funds’ objectives.  As a result of the foregoing and other factors, the ability of the funds’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the Board of Trustees-- The funds have an audit committee comprised of the Independent Trustees. The committee provides oversight regarding the funds’ accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds’ principal service providers. The committee acts as a liaison between the funds’ independent registered public accounting firm and the full board of trustees.

The funds have a contracts committee comprised of the Independent Trustees. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser and other service providers, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Transfer Agency and Service Agreement.

The funds have a nominating committee comprised of the Independent Trustees. The committee periodically reviews such issues as the board's composition, responsibilities, committees and other relevant issues, and recommends any appropriate changes to the full board. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the funds, addressed to the funds’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.

Proxy voting procedures and principles

The investment adviser votes the proxies of securities held by the funds according to the investment adviser’s proxy voting policy and procedures (as stated below), which have been adopted by the Trust’s Board of Trustees.

Information relating to how the funds voted proxies relating to portfolio securities during the  twelve month period ending June 30 of each year will be available on or about September 1 of each year (i) without charge, upon request, by calling 866-421-2166 or (ii) on the SEC’s website at www.sec.gov.

Policy

The investment adviser, a U.S. based investment adviser, provides investment management services to clients including institutional retirement plans and U.S and non-U.S. investment funds. The investment adviser considers proxy voting an important part of those management services, and seeks to vote all proxies of securities held in client accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of the investment adviser’s clients.

Fiduciary responsibility and long-term shareholder value

The investment adviser’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, the investment adviser considers those factors which would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, the investment adviser votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

The investment adviser believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and the investment adviser’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day-to-day operations, the investment adviser believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, the investment adviser votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. The investment adviser also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

Special review

From time to time the investment adviser may vote a) on proxies of portfolio companies that are also clients of the investment adviser or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited the investment adviser or its affiliates to support a particular position. When voting these proxies, the investment adviser analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The investment adviser’s Special Review Committee reviews certain of these proxy decisions for any improper influences on the decision-making process and takes appropriate action, if necessary.

Procedures

Proxy review process

Associates on the proxy voting team are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies. The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items. All other items are voted in accordance with the decision of the analyst, the portfolio investment advisers, the appropriate proxy voting committee or the full investment committee(s) depending on the parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of the investment adviser’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

The investment adviser seeks to vote all of its clients’ proxies. In certain circumstances, the investment adviser may decide not to vote a proxy because the costs of voting outweighs the benefits to its clients (e.g., when voting could lead to share blocking where the investment adviser wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to the investment adviser to vote and therefore are not voted.

Proxy voting guidelines

The investment adviser has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

The investment adviser’s general position related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues is reflected below.

Corporate governance. The investment adviser supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

Capital structure. The investment adviser generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

Stock-related compensation plans. The investment adviser supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, the investment adviser considers, among other things, the following information to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, the investment adviser supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

Corporate social responsibility. The investment adviser votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.

Special review procedures

If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue. Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc., are deemed to be “Interested Clients.” Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of the investment adviser’s clients.

Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from the investment adviser’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department. Any other proxy may be referred to the SRC if facts or circumstances warrant further review.

In cases where the investment adviser has discretion to vote proxies for shares issued by an affiliated mutual fund, the investment adviser will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom the investment adviser does not have discretion to vote proxies.

The investment adviser’s proxy voting record

Upon client request, the investment adviser will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which the investment adviser has proxy voting authority.

Annual assessment

The investment adviser will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the funds to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2011. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Fund	Ownership	Ownership percentage
Capital Group Private Client Services Account #1 6455 Irvine Center Drive, Irvine, CA 92168	Capital Short-Term Municipal Fund	Record	10.84%
Capital Group Private Client Services Account #2 6455 Irvine Center Drive, Irvine, CA 92168	Capital Short-Term Municipal Fund	Record	6.76%
Capital Group Private Client Services Account #3 6455 Irvine Center Drive, Irvine, CA 92168	Capital Short-Term Municipal Fund	Record	5.83%
Capital Group Private Client Services Account #4 6455 Irvine Center Drive, Irvine, CA 92168	Capital California Short-Term Municipal Fund	Record	10.24%
Capital Group Private Client Services Account #5 6455 Irvine Center Drive, Irvine, CA 92168	Capital California Short-Term Municipal Fund	Record	9.50%
Capital Group Private Client Services Account #6 6455 Irvine Center Drive, Irvine, CA 92168	Capital California Short-Term Municipal Fund	Record	6.75%

Investment adviser — Capital Guardian Trust Company, the Trust’s investment adviser, maintains research facilities in the United States (Los Angeles, San Francisco, New York, and Washington D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of Capital Group International, Inc., a holding company for several investment management subsidiaries.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. Portfolio managers and investment analysts are paid competitive salaries by Capital Guardian Trust Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans varies depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Guardian Trust Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio managers may be measured against one or more of the following benchmarks depending on his or her investment focus:

Capital Core Municipal Fund – Barclays Capital Municipal Intermediate-Short (1-10 Year) Index and Lipper Intermediate Municipal Debt Funds Average;

Capital Short-Term Municipal Fund -- Barclays Capital Municipal Short (1-5 Year) Index and Lipper Short Municipal Debt Funds Average;

Capital California Core Municipal Fund – Barclays Capital Municipal Intermediate-Short (1-10 Year) Index and Lipper Intermediate Municipal Debt Funds Average;

Capital California Short-Term Municipal Fund – Barclays Capital California Short Index and Lipper Short Municipal Debt Funds Average;

Capital Core Bond Fund – Barclay’s Capital U.S. Government/Credit 1-10 years ex. BBB Index and Lipper Short-Intermediate Investment grade Debt Funds Average;

Capital Global Equity Fund – MSCI World Index;

Capital Non-U.S. Equity Fund – MSCI EAFE Index; and

Capital U.S. Equity Fund – S&P 500 Index.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the funds. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Guardian Trust Company or its affiliates.

The following table reflects information as of March 31, 2011:

Portfolio manager	Dollar range of fund shares owned1	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)2		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)3		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)4
Neil L. Langberg	None	5	$14.8	None		None
John R. Queen	$100,001-$500,000	None		None		295	$5.5
Karl J. Zeile	None	4	$12.0	None		None
David A. Hoag	None	5	$242.0	None		None
Gerald Du Manoir	None	4	$1.3	6	$6.5	5795	$23.4
William H. Hurt	None	2	$0.1	None		1,272	$11.1
Todd S. James	None	5	$1.4	2	$0.3	1,3026	$20.6
Shelby Notkin	None	2	$0.1	None		1,272	$11.1
Theodore R. Samuels	None	5	$0.7	5	$0.6	1,1797	$14.3

1
Ownership disclosure is made using the following ranges:  None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 ; $100,001 - $500,000; $500,001 - $1,000,000; and Over $1,000,000. N/A indicates that the listed individual as of December 31, 2010 was not a portfolio manager of the funds.

2
Indicates fund(s) where the portfolio manager also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

3
Represents funds advised or sub-advised by Capital Guardian Trust Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Guardian Trust Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4
Reflects other professionally managed accounts held at companies affiliated with Capital Guardian Trust Company. Personal brokerage accounts of portfolio managers and their families are not reflected. Assets noted are the total net assets of the accounts and are not the total assets managed by the individual, which is a substantially lower amount

5	The advisory fee of four of these accounts (representing $1.4 billion in total assets) is based partially on its investment results.
6	The advisory fee of three of these accounts (representing $4.1 billion in total assets) is based partially on its investment results.
7	The advisory fee of one of these accounts (representing $0.5 billion in total assets) is based partially on its investment results.

Investment advisory and service agreement — The Investment Advisory and Service Agreement (the "Agreement") between the Trust and the investment adviser will continue in effect with respect to each fund until March 31, 2012 unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the Trust’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the Trust’s offices.

The Municipal Bond Funds and the Core Bond Fund pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance and redemption of fund shares ( registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees (including legal counsel fees); association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data. The Equity Funds pay brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. All other fees for the Equity Funds are paid by the investment adviser out of its management fee.

The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Capital Core Municipal Fund	0.35%
Capital Short-Term Municipal Fund	0.35%
Capital California Core Municipal Fund	0.35%
Capital California Short-Term Municipal Fund	0.35%
Capital Core Bond Fund	0.35%
Capital Global Equity Fund	0.85%
Capital Non-U.S. Equity Fund	0.85%
Capital U.S. Equity Fund	0.65%

For the fiscal year ended October 31, 2010, the investment adviser was entitled to receive from the funds the following management fees:

Capital Core Municipal Fund	$436,000
Capital Short-Term Municipal Fund	$144,000
Capital California Core Municipal Fund	$272,000
Capital California Short-Term Municipal Fund	$73,000
Capital Core Bond Fund	$398,000
Capital Global Equity Fund	N/A
Capital Non-U.S. Equity Fund	N/A
Capital U.S. Equity Fund	N/A

Principal Underwriter. American Funds Distributors,® Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter does not receive any compensation related to the sale of shares of the funds.

Execution of portfolio transactions

When executing portfolio transactions on behalf of its clients, the investment adviser seeks the most favorable total price reasonably attainable under the circumstances, taking into account a variety of factors (“best execution”). These factors include the size and type of transaction, the nature and condition of the markets for the security, the likely speed of execution, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity, the potential for minimizing market impact and the amount of any commission or other execution costs. The investment adviser considers and weighs these factors in its judgment when selecting broker-dealers and execution venues for client portfolio transactions. When placing orders for execution of clients’ portfolio transactions, the investment adviser does not give any consideration to whether a broker-dealer has sold shares of investment companies advised or sub-advised by it or its affiliates, or has otherwise referred clients to the investment adviser or its affiliates.

Purchases and sales of fixed-income securities are generally made with a primary market-maker acting as a principal with no stated brokerage commission. Prices for fixed income securities in secondary market transactions usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities. The prices for fixed-income securities purchased in primary market transactions, such as public offerings, new fixed-income issues, secondary offerings and private placements, may include underwriting fees.

For transactions on which commission is payable, the investment adviser negotiates commission rates with brokers based on what the investment adviser believes is reasonably necessary to obtain best execution. These rates vary based on the nature of the transaction, the market in which the security is traded and the venue chosen for trading, among other factors. The investment adviser does not consider itself obligated to obtain the lowest available commission rate if other execution costs and elements of best execution could suffer, and accordingly the commission rates paid by its clients may not be the lowest available in the marketplace.

Brokerage commissions are only a small part of the total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs. The investment adviser may execute portfolio transactions with broker-dealers who provide certain investment research and other related services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments; as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. This information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts.

The investment adviser is not obligated to pay any broker-dealer for research by generating trading commissions. When two or more broker-dealers are in a position to offer best execution for a trade, the investment adviser may give preference to broker-dealers that have provided research or other related services for the ultimate benefit of funds and accounts served by the investment adviser and its affiliated companies. If two or more of these broker-dealers have provided such services, the investment adviser may consider the relative benefit of the services to the funds and accounts served by the investment adviser and its affiliated companies, and the amount of any trading previously executed with such broker-dealers.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged – including on an execution only basis – for certain portfolio transactions in recognition of brokerage and research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser to cause clients to pay a higher commission to a broker-dealer that provides certain brokerage and/or research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to its clients. The investment adviser periodically assesses the reasonableness of commissions in light of the total brokerage and research services provided by each broker-dealer from which it receives such services. As part of its ongoing relationship with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research service provided. In evaluating the brokerage and research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

Some investment research services provided by broker-dealers may be used to service the funds and accounts served by the investment adviser and its affiliated companies as a whole, while others may be used to service a specific segment of clients. Research services are not linked directly to particular transactions and the investment adviser does not attempt to track the benefits of research services to the commissions associated with a particular client or group of clients. Therefore, certain brokerage and investment research services provided by a broker-dealer may not benefit all clients paying commissions to such broker-dealer.

When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

No brokerage commissions were paid on fund portfolio transactions for the 2010 fiscal year.

The Trust is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Trust the largest amount of brokerage commissions by participating, directly or indirectly, in the Trust portfolio transactions during the Trust’s most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during the Trust’s most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the funds during the Trust’s most recent fiscal year.

At the end of the Trust’s most recent fiscal year-end, Capital Core Bond Fund’s regular broker-dealers included Bank of America Corp., Barclays Bank PLC, Citigroup, Inc., JP Morgan Chase and Company, Morgan Stanley, The Goldman Sachs Group, Inc., and Wells Fargo and Company.  As of Capital Core Bond Fund’s most recent fiscal year-end, the fund held debt securities of Bank of America Corp. in the amount of $718,000, Barclays Bank PLC in the amount of $576,000, Citigroup, Inc. in the amount of $576,000, JP Morgan Chase and Company in the amount of $1,210,000, Morgan Stanley in the amount of $1,138,000, The Goldman Sachs Group, Inc. in the amount of $1,089,000 and Wells Fargo and Company in the amount of $655,000.

Disclosure of portfolio holdings

The Trust’s investment adviser, on behalf of the Trust, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the Trust’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Trust’s Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be distributed no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is available approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available. The Trust’s custodian, accounting provider, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.  The investment adviser reserves the right to disclose portfolio holdings less frequently for the Equity Funds during their first year of operations.

Affiliated persons of the Trust, including officers of the Trust and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the Trust, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed to persons not affiliated with the Trust (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the Trust nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Trust’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about a fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public (other than to certain service providers of the Trust for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

Price of shares

Shares are purchased or sold (redeemed) at the net asset value next determined after the purchase or sell order is received and accepted by the Trust, Capital Guardian Trust Company or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with Capital Group Private Client Services representatives or their authorized designees, accepted by the Capital Guardian Trust Company, the Transfer Agent or any of its designees.

Orders received by Capital Group Private Client Services representatives or an authorized designee, the Transfer Agent or the Trust after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that Capital Group Private Client Services representatives may have their own rules about share transactions and may have earlier cut-off times than those of the Trust. For more information about how to purchase through Capital Group Private Client Services representatives, contact your Capital Group Private Client Services representative directly.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the funds’ share prices would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each fund has a separately calculated net asset value (and share price). The funds will not calculate net asset values on days the New York Stock Exchange is closed for trading. All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3 p.m. New York time from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The funds’ investment adviser performs certain checks on these prices prior to calculation of each fund’s net asset value. When the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the funds’ board. Subject to board oversight, the funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Taxes and distributions

Disclaimer:  Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan.  Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders.  In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the funds intend to distribute substantially all of their net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the funds to cure inadvertent failures certain qualification tests required under Subchapter M.  However, should a fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by a fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax.  Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by a fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.  For corporate shareholders, a portion of a fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations.  This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

Each fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.  For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.  Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses.  Each fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Each fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund.  Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that a fund properly designates as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder.  Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by each fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares

Redemptions of shares, including exchanges for shares of other Capital Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.  Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to tax-exempt funds

Interest on the municipal securities purchased by the Municipal Bond Funds is believed to be free from regular federal income tax based on opinions issued by bond counsel.  However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable.  If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the Municipal Bond Funds qualify to pay exempt-interest dividends to shareholders.  These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders.  In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax.  Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities.  Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in a fund recognizing taxable ordinary income.  In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Tax consequences of investments in non-U.S. securities

Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions.  Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of a fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund.  If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries.  The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss.  These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders.  A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If a fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years.  Deductions for losses are allowable only to the extent of any previously recognized gains.  Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income.  If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

 Other tax considerations

After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions.  Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

Under the backup withholding provisions of the Code, each fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding.  Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates).  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Purchase and exchange of shares

Shares of the funds are available to clients of the Capital Group Private Client Services division of Capital Guardian Trust Company and Capital Guardian Trust Company of Nevada, the Trust’s trustees and officers and the funds’ portfolio managers.  Shares are also available to former shareholders of Endowments – Growth and Income Portfolio, who obtained shares of Capital U.S. Equity Fund in connection with the acquisition of Endowments – Growth and Income Portfolio by the Capital U.S. Equity Fund. Shares may be made available to other individuals if the investment adviser determines it is appropriate. As described in the funds’ prospectus; please contact your Capital Group Private Client Services representative or the fund’s transfer agent to purchase shares.

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus.  If you wish to sell your shares, please contact your Capital Group Private Client Services representative or the fund’s transfer agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. Capital Group Private Client Services reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The Trust’s Agreement and Declaration of Trust permits the Trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the Trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the Trust may from time to time adopt.

While payment of redemptions normally will be in cash, the Trust’s Agreement and Declaration of Trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the Trust under conditions and circumstances determined by the Trust’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds’ “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the transaction is identified as a systematic redemption or purchase.

For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, the funds will monitor for other types of activity that could potentially be harmful to the funds — for example, short-term trading activity in multiple funds. When identified, Capital Group Private Client Services will request that the shareholder discontinue the activity. If the activity continues, Capital Group Private Client Services will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the funds, Capital Guardian Trust Company (“CGTC”), any of its affiliates or mutual funds managed by such affiliates, the funds’ transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing CGTC (you may also reinstate them at any time by writing CGTC). If CGTC does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account and certificates are not issued by the funds.

General information

Custodian of assets— Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, as Custodian. If a fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to sub-custodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111.

Transfer Agent — State Street Bank and Trust Company maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111.

Fund Accounting — State Street Bank and Trust Company provides fund accounting services and net asset value calculations for the funds. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111.

Administration – State Street Bank and Trust Company provides certain administrative services to the funds. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111.

Independent registered public accounting firm —Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for the Trust. The firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The selection of the Trust’s independent registered public accounting firm is reviewed and determined annually by the board of trustees of the Trust.

Independent legal counsel —Bingham McCutchen, LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071 serves as independent legal counsel ("counsel") for the Trust and for independent trustees in their capacities as such. A determination with respect to the independence of the funds' counsel will be made at least annually by the independent trustees of the Trust, as prescribed by the 1940 Act and related rules.

Codes of ethics — The Trust and Capital Guardian Trust Company and its affiliated companies, including the Trust’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which any fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

Other information — The Trust reserves the right to modify the privileges described in this statement of additional information at any time.

Capital Core Municipal Fund

Determination of net asset value, redemption price — October 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.27

Capital Short-Term Municipal Fund

Determination of net asset value, redemption price — October 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.17

Capital California Core Municipal Fund

Determination of net asset value, redemption price — October 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.19

Capital California Short-Term Municipal Fund

Determination of net asset value, redemption price — October 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.13

Capital Core Bond Fund

Determination of net asset value, redemption price — October 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.45

Capital Global Equity Fund

Not available

Capital Non-U.S. Equity Fund

Not available

Capital U.S. Equity Fund

Not available

Appendix

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard and Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of note ratings

Moody’s
Municipal Short-term debt ratings

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s
Short-term issue credit ratings

SP-1
Strong capacity to pay principal and interest. An issue determined to possess avery strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Description of Commercial Paper Ratings

Moody’s
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch
Long-term Credit Ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•
For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC
•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C
•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

Capital Core Municipal Fund
Schedule of Investments October 31, 2010

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 97.27%
Alabama - 2.56%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,159.43%
5.00%, 05/01/17	1,000	1,181.44
Courtland Industrial Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,130.79
Mobile Ind. Dev. Board, Pollution Control, Industrial Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,240.84
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	164.06

		6,874	2.56

Alaska - 0.08%
Alaska Ind. Dev. & Export Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 04/01/13	100	110.04
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	106.04

		216.08

Arizona - 4.13%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 1.13%, 02/01/421	140	128.05
Arizona School Facs. Board, School Imps. Certs. of Part., Lease Rev. Bonds, 5.00%, 09/01/14	200	224.08
Arizona Water Infrastructure Fin. Auth., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/11	100	103.04
City of Phoenix, G.O. Public Imps. Prop. Tax Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 07/01/12 @ 100), 5.375%, 07/01/13	300	325.12
Glendale Industrial Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,124.42
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12@ 100), 5.00%, 07/01/251	100	105.04
Phoenix Civic Imps. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,143.42
5.00%, 07/01/20	2,800	3,181	1.18
Phoenix Civic Imps. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series C, 4.50%, 07/01/22	300	319.12
Phoenix Civic Imps. Corp., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, 5.50%, 07/01/24	125	143.05
Phoenix Civic Imps. Corp., Water Util. Imps. Rev. Bond, Series A, 5.00%, 07/01/23	300	340.13
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	500	584.22
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,186	1.19
Tangerine Farms Road Imps. Dist, Public Imps. Special Assessment Bonds, 4.60%, 01/01/26	200	199.07

		11,104	4.13

California - 7.65%
ABAG Fin. Auth. For Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,515.56
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	111.04
Bay Area Toll Auth., Highway Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	136.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	851.32
California Muni. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 07/01/18	1,000	1,054.39
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	1,665	1,948.73
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,336.87
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	109.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,291.85
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	115.04
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,063.40
City of Los Angeles, Solid Waste Mgmt. Rev. Ref. Bonds, Rev. Bonds, Series A, 5.00%, 06/01/11	100	103.04
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	200	227.09
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	107.04
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	100	117.04
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	113.04
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 07/01/25	100	111.04
Northern California Gas Auth., Natural Gas Util. Imps. Rev. Bonds, 0.824%, 07/01/191	100	78.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,166.81
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	107.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	2,000	2,188.82
Sacramento Regional County Sanitation Dist., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.40%, 12/01/13	500	507.19
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/14	2,000	2,309.86
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/18	100	117.04
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	206.08
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	100	113.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	116.04
State of California, G.O. School Imps. General Fund, Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	106.04
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A, 5.25%, 01/01/24	200	220.08

		20,545	7.65

Colorado - 1.27%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 11/15/16	200	231.09
5.25%, 11/15/28	200	218.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	200	228.08
Colorado Health Facs. Auth. Rev. Ref. Bonds, 5.00%, 11/15/13	150	163.06
Colorado Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Escrowed to Maturity), 5.00%, 03/01/11	100	102.04
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	139.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,239.83
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-6 (Mandatory Put 11/10/10 @ 100), 3.95%, 09/01/361	100	100.04

		3,420	1.27

Connecticut - 0.97%
Connecticut State Health & Edu. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series A-3 (Mandatory Put 02/07/13 @ 100), 4.00%, 07/01/491	700	753.28
State of Connecticut, G.O. Public Imps. Prop. Tax Rev. Bonds, Series C, 4.50%, 06/01/22	300	327.12
State of Connecticut, G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 04/15/12 @ 100), 5.375%, 04/15/20	775	831.31
State of Connecticut, Misc. Rev. Ref. Bonds, Series C:
5.00%, 10/01/11	100	104.04
5.00%, 10/01/22	500	582.22

		2,597.97

District of Columbia - 1.90%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	1,250	1,433.53
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series C, 5.00%, 12/01/13	100	113.04
Metropolitan Washington Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	200	216.08
5.00%, 10/01/17	200	235.09
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A:
3.50%, 10/01/18	2,500	2,647.99
5.00%, 10/01/20	200	232.09
Washington Convention Center Auth., Hotel Occupancy Tax, Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	226.08

		5,102	1.90

Florida - 15.31%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	700	753.28
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	635	682.25
Citizens Prop. Insurance Corp., Misc. Cash Flow Mgmt. Rev. Bonds:
5.00%, 06/01/13	850	899.34
6.00%, 06/01/16	300	337.13
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.25%, 06/01/17	2,000	2,163.81
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	112.04
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,353.50
5.00%, 11/15/17	2,000	2,251.84
County of Broward, Water & Solid Waste Mgmt. Rev. Ref. Bonds, Series A, 2.40%, 10/01/14	100	104.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,241.46
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	325.12
County of Polk, Misc. Fuel Sales Tax Rev. Ref. Bonds (AGM Insured), 5.00%, 12/01/251	250	251.09
County of St. Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	116.04
Florida Housing Fin. Corp., GTD Rev. Bonds, Series B, 4.50%, 01/01/29	1,350	1,458.54
Florida Housing Fin. Corp., State Funded Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	1,000	1,086.40
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 07/01/16	2,000	2,203.82
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Imps. Rev. Bonds, Series A:
5.00%, 07/01/14	150	163.06
5.00%, 07/01/15	1,400	1,540.57
Florida State Board of Edu., G.O. Misc. Rev. Ref. Bonds, Series 2008 C, 5.00%, 06/01/22	2,000	2,267.84
Florida State Board of Edu., G.O. School Imps. Rev. Bonds, Series D, 5.00%, 06/01/12	380	406.15
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	606.23
5.00%, 07/01/16	2,000	2,333.87
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Bonds, Series B, 5.00%, 07/01/19	1,450	1,666.62
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,079.40
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series B (NATL-RE Insured), 5.00%, 07/01/11	100	103.04
Florida State Dept. of Transportation, Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,140.43
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/13	100	105.04
3.00%, 01/15/14	100	106.04
5.00%, 01/15/20	300	349.13
5.00%, 01/15/23	200	226.08
Fort Pierce Util. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	220.08
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,086.78
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	218.08
JEA, Energy Res. Auth. Rev. Ref. Bonds, Series D-1, 3.00%, 10/01/19	2,650	2,639.98
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	400	419.16
Miami Dade County Expressway Auth., Highway Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,529.57
Miami Dade County Expressway Auth., Highway Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	444.17
3.00%, 07/01/16	2,050	2,126.79
Miami-Dade County School Board, School Imps. Certs. of Part. Rev. Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	107.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.00%, 10/01/12	100	106.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	108.04
5.00%, 10/01/13	1,000	1,122.42
5.00%, 10/01/13	500	561.21
5.00%, 10/01/17	1,000	1,185.44
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	225.08
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 05/01/21	275	292.11
St. Johns County School Board, Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	210.08

		41,137	15.31

Georgia - 4.00%
Burke County Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100), 4.95%, 11/01/481	200	203.08
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	361.13
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,082.77
DeKalb Private Hospital Auth., Health Care Rev. Ref. Bonds, 5.00%, 11/15/24	200	215.08
Georgia Higher Edu. Facs. Auth., College & Univ. Imps Rev. Bonds, 6.00%, 06/15/28	300	339.13
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 06/01/12	600	642.24
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	107.04
5.00%, 06/01/18	400	475.18
Gwinnett County Dev. Auth., Lease, Ref. Bonds, Certs. of Part. Lease Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	116.04
Main Street Natural Gas Inc., Rev. Bonds, Series B, 5.00%, 03/15/12	125	130.05
Milledgeville & Baldwin County Dev. Auth. College & Univ. Imps. Rev. Bonds (Escrowed to Maturity), 4.50%, 09/01/11	375	388.14
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,159.43
Muni. Electric Auth. of Georgia, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series D, 4.00%, 01/01/12	300	311.12
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	110.04
State of Georgia, G.O. College & Univ. Imps. Bonds, Series D, 5.00%, 05/01/27	100	113.04
State of Georgia, G.O. General Fund, Public Imps. Bonds, Series B, 5.00%, 07/01/24	250	285.11
State of Georgia, G.O. Prop. Tax Ref. Bonds, Series I:
5.00%, 07/01/18	500	606.22
5.00%, 07/01/21	2,000	2,433.91
State of Georgia, G.O. Prop. Tax, College & Univ. Imps. Bonds, Series D, 4.00%, 05/01/11	100	102.04
Thomasville Hospital Auth. Rev. Bonds, 3.25%, 11/01/14	540	558.21

		10,735	4.00

Hawaii - 0.76%
City & County of Honolulu, G.O., Prop. Tax, Ref. Bonds, Series A, 2.75%, 04/01/14	200	212.08
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	719.27
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/22	300	333.12
5.25%, 07/01/23	700	792.29

		2,056.76

Illinois - 4.94%
Chicago Board of Edu., G.O., Prop. Tax, Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	112.04
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,805.67
City of Chicago, Port, Airport & Marina Imps., Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,122.42
Cook Kane Lake & McHenry Counties Comm. College Dist. No. 512, G.O. College & Univ. Imps. Bonds, Series A, 5.00%, 12/01/24	500	563.21
County of Cook, G.O., Prop. Tax, Ref. Bonds, Series A, 4.50%, 11/15/13	100	109.04
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	304.11
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 10/01/22	200	212.08
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100) (XLCA Insured), 3.50%, 10/01/271	200	201.07
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	200	212.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	114.04
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 08/15/11	100	103.04
Illinois Fin. Auth., Health Care Facs., Rev. Ref. Bonds, Series B, 4.70%, 08/15/12	50	50.02
Illinois Fin. Auth., Rec. Facs. Imps. Rev. Bonds (Mandatory Put 11/01/11 @ 100), 4.05%, 11/01/361	250	256.10
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	95	100.04
4.10%, 07/01/13	330	350.13
Illinois State Toll Highway Auth., Highway Imps., Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,144.43
Illinois State Toll Highway Auth., Highway Rev. Tolls Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,273.85
Metropolitan Pier & Exposition Auth., Port Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	107.04
5.375%, 06/01/13	100	111.04
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,179.81
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,730.64
University of Illinois, Certs. of Part., Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	$108.04

		13,265	4.94

Indiana - 1.49%
Indiana Bond Bank, Misc. Rev. Ref. Bonds, Series A:
4.00%, 02/01/11	200	202.08
5.50%, 08/01/11	100	104.04
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 04/01/11), 5.00%, 10/01/271	125	127.05
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.25%, 11/01/28	100	106.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	107.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,455.54
Indiana Fin. Auth., Health Care Facs., Series D, 5.50%, 11/15/11	100	101.04
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	300	325.12
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 06/01/11	100	103.04
5.00%, 06/01/12	400	429.16
5.25%, 06/01/20	100	119.04
Indiana Univ., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 06/01/38	200	212.08
Indianapolis Local Public Imps. Bond Bank, Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/12 @ 100) (NATL-RE Insured), 5.50%, 07/01/14	300	325.12
Purdue Univ., Certs. of Part., Rev. Ref. Bonds, 5.00%, 07/01/15	150	174.06
Southwest Allen Multi School Building Corp., School Imps. Lease Rev. Ref. Bonds, Series A (NATL-RE Insured), 4.00%, 07/15/11	100	102.04

		3,991	1.49

Iowa - 0.30%
City of Iowa City, Sewer Rev. Ref. Bonds, Series A (FSA Insured), 4.50%, 07/01/19	100	111.04
City of Sioux City, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A, 4.00%, 06/01/18	100	110.04
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	359.14
State of Iowa, General Fund, Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	200	219.08

		799.30

Kansas - 0.12%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	200	214.08
Kansas State Dept. of Transportation, Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	118.04

		332.12

Kentucky - 1.19%
Kentucky Higher Edu. Student Loan Corp., Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 1.1127%, 05/01/201	2,000	2,003.74
Kentucky Housing Corp., State Safe Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,100	1,200.45

		3,203	1.19

Louisiana - 0.67%
City of Baton Rouge, Sales Tax Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/11	200	207.08
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	338.13
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	251.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.03%, 05/01/431	1,000	1,001.37

		1,797.67

Maryland - 0.34%
State of Maryland, G.O. College & Univ. Imps. Bonds, Series C, 5.00%, 03/01/15	100	117.04
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	117.04
State of Maryland, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 11/01/19	300	365.14
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	106.04
Washington Suburban Sanitation Dist., G.O. Water Util. Imps. Rev. Ref. Bonds, Series A, 4.00%, 06/01/13	200	217.08

		922.34

Massachusetts - 1.86%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	189.07
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	400	460.17
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 03/01/15 @ 100), 5.00%, 03/01/22	100	117.04
Massachusetts Bay Transportation Auth. Transit Imps. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	118.05
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,111.41
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, 5.25%, 08/15/23	100	115.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,175.44
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A:
5.00%, 11/15/14	200	232.09
5.00%, 12/15/25	100	116.04
Massachusetts Health & Edu. Facs. Auth., Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	107.04
Massachusetts Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	900	912.34
Massachusetts Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	115.04
Massachusetts Water Pollution Abatement, Water Util. Imps. Rev. Bonds, Series 14, 5.00%, 08/01/20	100	119.05
Massachusetts Water Res. Auth. Water Rev. Ref. Bonds, Series B, 5.00%, 08/01/22	100	114.04

		5,000	1.86

Michigan - 1.35%
Kent Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (Mandatory Put 01/15/12 @ 100), 5.00%, 01/15/471	400	420.16
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/15/13	100	104.04
5.25%, 11/15/24	200	208.08
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,782.66
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	330.12
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	105.04
5.00%, 04/01/16	300	353.13
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	224.08
Wayne State University, College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	115.04

		3,641	1.35

Minnesota - 0.61%
Minnesota Housing Finance Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	1,000	1,073.40
State of Minnesota, G.O. Public Imps. Prop. Tax Bonds, Series H:
5.00%, 11/01/13	400	451.17
5.00%, 11/01/16	100	120.04

		1,644.61

Mississippi - 0.94%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Ref. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,250	2,532.94

		2,532.94

Missouri - 0.32%
I-470 & 350 Transportation Dev. Dist., Sales Tax Rev. Ref. Bonds (RADIAN Insured), 4.60%, 06/01/29	80	77.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	209.08
Missouri Highway & Transportation Commission, Highway Imps. Rev. Bonds, Series A, 5.00%, 05/01/24	300	343.13
Missouri State Environment & Energy Res. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	121.04
Missouri State Health & Edu. Fac. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 06/01/11	100	103.04

		853.32

Nevada - 3.47%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	118.04
County of Clark, Port Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	373.14
County of Clark, Port Airport & Marina Imps. Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,600.60
County of Clark, Port Airport & Marina Rev. Ref. Notes, Series E-2, 5.00%, 07/01/12	3,350	3,545	1.32
County of Clark, Sales Tax Rev. Ref. Bonds, Series B, 4.00%, 07/01/18	2,000	2,195.82
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,489.55

		9,320	3.47

New Jersey - 3.34%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,099.41
5.00%, 12/15/17	2,000	2,310.86
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K:
5.00%, 07/01/13	100	112.04
5.00%, 07/01/14	100	115.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	109.04
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,111.41
5.00%, 12/01/17	1,420	1,572.59
New Jersey State Turnpike Auth, Highway Imps. Rev. Bonds, Series E, 5.00%, 01/01/28	100	104.04
New Jersey Transportation Trust Fund Auth., Transit Imps. Rev. Ref. Bonds, Series A, 5.375%, 12/15/25	100	109.04
New Jersey Transportation Trust Fund Auth., Transit. Imps. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,336.87

		8,977	3.34

New Mexico - 0.58%
Albuquerque Muni. School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (St. Aid Withhldg. Insured), 4.00%, 08/01/11	100	103.04
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.928%, 12/01/281	1,450	1,448.54

		1,551.58

New York - 5.25%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,339.87
City of New York, G.O. Prop. Tax Ref. Bonds, Series G, 5.00%, 08/01/22	2,000	2,200.82
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	110.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,408.52
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,109.79
New York City Health & Hospital Corp., Health Care Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,286.85
New York City Transitional Fin. Auth. School Imps. Misc. Rev. Ref. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	115.04
New York City Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Series B:
5.00%, 11/01/18	100	119.05
5.25%, 02/01/29	125	126.05
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,679	1.00
New York State Dormitory Auth., Health Care Facs. Rev. Bonds, Series A, 5.00%, 02/15/16	300	350.13
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Rev Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	100	113.04
New York State Urban Dev. Corp., Correctional Facs. Imps. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 01/01/11 @ 100 / Pre-refunded with St. & Loc. Govt. Series to 01/01/11 @ 100), 5.50%, 01/01/171	140	141.05

		14,095	5.25

North Carolina - 1.76%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	127.05
City of Charlotte, Water & Solid Waste Mgmt. Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	200	233.09
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	400	431.16
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.50%, 01/01/11	125	126.05
North Carolina Muni. Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	200.07
Raleigh Durham Airport Authority, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,935	1.09
State of North Carolina, Highway Imps. Rev. Bond, 5.00%, 03/01/13	100	110.04
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	300	356.13
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	213.08

		4,731	1.76

Ohio - 3.17%
Buckeye Tobacco Settlement Fncg. Auth., Misc. Purposes Rev. Bonds, Series A-2, 5.125%, 06/01/24	395	345.13
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,128.42
5.00%, 09/01/19	2,000	2,252.84
5.00%, 09/01/20	1,030	1,148.42
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,129.42
Ohio Higher Educ. Fac. Commission, Health Care Facs. Rev. Ref. Bonds, Series A, 2.25%, 01/15/12	100	101.04
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,771.66
Ohio State Turnpike Commission, Misc. Highway Rev. Ref. Bonds, Series A:
3.00%, 02/15/11	100	101.04
5.00%, 02/15/13	500	548.20

		8,523	3.17

Oklahoma - 0.08%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	215.08

		215.08

Oregon - 0.42%
Oregon State Dept. of Administrative Services., Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,129.42

		1,129.42

Pennsylvania - 3.71%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,406	1.27
Pennsylvania Higher Educ. Facs. Auth., College & Univ. Imps Rev. Bonds, Series AJ, 3.00%, 06/15/11	200	203.08
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	229.08
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	104.04
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds:
5.00%, 06/15/12	750	804.30
5.00%, 06/15/17	1,500	1,773.66
5.00%, 06/15/20	200	232.09
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	105.04
5.00%, 03/01/14	200	227.08
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,949.72
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	334.12
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.50%, 09/15/20	300	363.14
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	232.09

		9,961	3.71

Puerto Rico - 0.21%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	109.04
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	135.05
Puerto Rico Sales Tax Fncg. Auth. Corp., Public Imps. Sales Tax Rev. Bonds, Series A, 5.25%, 08/01/27	300	319.12

		563.21

Rhode Island - 0.95%
Rhode Island Clean Water Fin. Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/12	500	534.20
State of Rhode Island, G.O. Cash Flow Mgmt. Prop. Tax Rev. Notes, 2.00%, 06/30/11	2,000	2,021.75

		2,555.95

South Carolina - 1.27%
Greenville County Public Facs. Corp., Certs. of Part. Ref. Bonds (AMBAC Insured), 4.90%, 04/01/16	100	103.04
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 1010), 5.50%, 12/01/28	300	334.12
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Imps. Rev. Ref. Bonds:
3.50%, 08/01/13	125	128.05
5.00%, 08/01/18	1,025	1,092.41
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	132.05
South Carolina State Public Service Auth., Energy Res. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,517.56
South Carolina Transportation Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	113.04

		3,419	1.27

South Dakota - 0.05%
South Dakota Housing Dev. Auth., Multiple Purpose Rev. Ref. Bonds, Series A (AGM Insured), 4.30%, 11/01/10	145	145.05

		145.05

Tennessee - 0.74%
City of Memphis, Elec., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/18	100	119.04
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	125	144.05
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series A, 3.00%, 05/01/11	200	203.08
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series B, 3.00%, 11/01/19	200	210.08
State of Tennessee, G.O. Property Tax, Rev. Ref. Notes, Series C, 5.00%, 05/01/21	100	115.04
Tennessee Housing Dev. Agcy., State Funded Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	1,000	1,088.41
Tennessee State School Bond Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/01/11	100	102.04

		1,981.74

Texas - 9.88%
Aldine Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 4.50%, 02/15/16	445	512.19
Austin Comm. College Dist., College & Univ. Imps. Rev. Bonds, 5.25%, 08/01/18	250	296.11
Bexar Metropolitan Water Dist., Water Rev. Ref. Bonds., 5.00%, 05/01/17	200	224.08
City of Dallas, Water & Waste Mgmt. Rev. Ref. Bonds, 4.00%, 10/01/12	400	427.16
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.125%, 07/01/27	200	216.08
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	159.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,787.67
City of Plano, G.O. Public Imps. Rev. Bonds, 4.00%, 09/01/17	100	111.04
City of San Antonio, Energy Res. Auth. Imps. Rev. Ref. Bonds:
5.00%, 02/01/18	100	117.04
5.375%, 02/01/15	100	117.05
City of San Antonio, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 02/01/17	2,000	2,369.88
5.25%, 02/01/11	100	101.04
City of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 02/01/19	300	357.13
City of San Antonio, Natural Gas Util. Imps. Energy Res. Auth. Rev. Bonds, Series A, 5.00%, 02/01/21	220	246.09
City of San Antonio, Water Util. Imps. Rev. Bonds, 3.00%, 05/15/13	100	106.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	119.05
County of Harris, Highway Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	113.04
Dallas Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 6.00%, 02/15/27	500	590.22
Dallas Tex Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,805.67
4.00%, 12/01/16	955	1,081.40
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	109.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	517.19
5.00%, 11/15/18	275	320.12
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	105.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.975%, 07/01/311	325	325.12
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	117.04
Hurst-Euless-Bedford Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), 5.00%, 08/15/20	300	360.14
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	113.04
5.00%, 05/15/18	1,000	1,166.44
Mesquite Independent School Dist., G.O. Ref. Bonds (PSF-GTD Insured), 5.00%, 08/15/14	50	57.02
North Texas Tollway Auth., Highway Imps. Misc. Rev. Ref. Bonds, Series A, 6.00%, 01/01/19	100	117.04
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/151	100	116.04
North Texas Tollway Auth., Highway Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	114.04
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 01/01/21	100	114.04
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	110.04
State of Texas, Cash Flow Mgmt. Misc. Rev. Note, 2.00%, 08/31/11	4,000	4,056	1.51
State of Texas, G.O. Highway Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 04/01/13	100	110.04
State of Texas, G.O. Water Util. Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/14	100	107.04
State of Texas, G.O., Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,647.99
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	175	180.07
5.00%, 02/15/14	100	110.04
5.00%, 02/15/23	180	187.07
5.00%, 08/15/23	100	104.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,606.60
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/16	650	763.29
5.00%, 03/15/22	100	112.04
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	300	352.13
Texas Water Dev. Board, Water Ultil. Imps. Rev. Bonds, Series A-1, 5.00%, 07/15/21	100	117.04
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B:
5.25%, 07/15/22	600	686.26
5.25%, 07/15/25	175	197.07
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	113.04
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	108.04
Univ. of Texas, College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/15	135	158.06
Univ. of Texas, College & Univ. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	115.04
Weslaco Independent School Dist., G.O. Prop. Tax, Ref. Bonds (PSF-GTD Insured), 5.00%, 02/15/20	100	112.04

		26,553	9.88

Utah - 1.01%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	113.04
5.00%, 07/01/16	200	225.08
State of Utah, G.O. Highway Imps. Prop. Tax Bonds, Series A, 5.00%, 07/01/16	1,300	1,553.58
State of Utah, G.O. Highway Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 07/01/15	400	471.18
Utah Transit Auth., Sales Tax Rev. Bonds, Series A, 5.00%, 06/15/20	300	348.13

		2,710	1.01

Virginia - 2.49%
City of Richmond, Multiple Util. Imps. Rev. Ref. Bonds, 4.30%, 01/15/24	300	319.12
County of Fairfax, G.O. Prop. Tax Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	242.09
County of Loudoun, G.O. Prop. Tax Ref. Bonds, Series. A, 5.00%, 12/01/21	700	843.31
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	287.11
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 05/15/11	200	203.08
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	216.08
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 09/01/14	100	115.04
5.00%, 09/01/23	200	227.08
Virginia Public Building Auth., Correctional Fac. Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	108.04
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series B, 5.25%, 08/01/23	300	347.13
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	1,000	1,020.38
Virginia Ress. Auth., Misc. Purpose Water Rev. Bonds, Series B, 5.00%, 10/01/23	2,055	2,416.90
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	110.04
Virginia Ress. Auth., Res. Recovery Imps. Misc. Rev. Bonds, 5.00%, 11/01/14	200	232.09

		6,685	2.49

Washington - 4.89%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B:
4.00%, 02/01/13	1,000	1,075.40
5.00%, 02/01/15	2,000	2,310.86
Clark County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 01/01/11	200	201.08
County of King, G.O. Solid Waste Mgmt. Imps. Prop. Tax Rev. Bonds, 5.00%, 01/01/15	300	347.13
Energy Northwest Wash Elec. Rev, Series C, 5.00%, 07/01/22	100	110.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	450	515.19
5.00%, 07/01/14	300	343.13
5.00%, 07/01/14	100	114.04
5.00%, 07/01/18	300	359.13
5.25%, 07/01/18	175	212.08
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,350	1,609.60
Grays Harbor County Public Util. Dist. No. 1, Energy Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	170.06
King County Public Hospital Dist. No. 2, G.O. Health Care Facs. Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 12/01/18	200	223.08
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	109.04
Port of Seattle, Port, Airport & Marina Imps. Rev. Ref. Bonds, 5.00%, 06/01/16	1,500	1,736.65
Snohomish County Public Util. Dist. No 1, Energy Res. Auth. Rev. Ref. Bonds (AGM Insured), 5.25%, 12/01/11	100	105.04
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/13	1,500	1,692.63
State of Washington, G.O. Highway Imps. Fuel Sales Tax Bonds, Series E (NATL-RE Insured), 5.00%, 01/01/14	100	113.04
State of Washington, G.O. Highway Imps. Sales Tax Rev. Bonds, Series 2010 B, 5.00%, 08/01/28	100	111.04
State of Washington, G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 07/01/22	300	340.13
State of Washington, G.O. Transit Imps. Prop. Sales Tax Rev. Bonds, Series C, 5.00%, 02/01/26	100	111.04
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,248.46

		13,153	4.89

Wisconsin - 1.24%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,316.49
State of Wisconsin, G.O. Public Imps. Prop. Tax Bonds, Series C, 4.00%, 05/01/15	100	112.04
State of Wisconsin, General Fund, Ref. Bonds, Series A (St. Approp. Insured):
3.00%, 05/01/11	200	202.07
5.00%, 05/01/18	700	821.31
State of Wisconsin, Highway Imps. Rev. Bonds, Series A, 5.00%, 07/01/28	100	109.04
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	230.09
State of Wisconsin, Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series 3:
5.00%, 06/01/11	100	103.04
5.125%, 06/01/26	300	336.12
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	106.04

		3,335	1.24

Total bonds & notes (cost: $ 256,199)		261,366	97.27

Short-term securities - 3.26%
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds (NATL-RE Insured), 0.35%, 06/01/341	500	500.19
State of Colorado, Colorado Educ. & Cultural Facs. Auth., Recreational Rev. Ref. Bonds, 0.28%, 07/01/361	200	200.08
State of Florida, Jacksonville Health Facs. Auth., Health Care Facs. Auth. Imps. Rev. Bonds, 0.27%, 08/15/331	800	800.30
State of Florida, Lee Memorial Health System, Health Care Facs. Auth. Imps. Rev. Bonds, Series B, 0.30%, 04/01/331	3,340	3,340	1.24
State of North Carolina, North Carolina Medical Care Commission, Health Care Facs. Rev. Ref. Bonds:
0.33%, 10/01/371	1,665	1,665.62
0.30%, 10/01/371	245	245.09
State of Ohio, College & Univ. Rev. Ref. Bonds, 0.29%, 12/01/441	600	600.22
State of Oregon, G.O. Property Tax Ref. Bonds, Series 85, 0.27%, 06/01/411	1,000	1,000.37
State of Rhode Island, Rhode Island Health & Educ. Bldg. Corp., Private Schools Rev. Bonds, 0.40%, 10/01/311	400	400.15

Total short-term securities (cost: $ 8,750)		8,750	3.26

Total investment securities (cost: $264,949)		270,116	100.53
Other assets less liabilities		(1,414)	(0.53)

Net assets		$268,702	100.00%

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Elec.	= Electricity
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Redev.	= Redevelopment
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding
XLCA	= Xl Capital Assurance

Capital Short-Term Municipal Fund
Schedule of Investments October 31, 2010
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 86.69%
Alabama - 2.55%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,159	1.30%
Mobile Ind. Dev. Board, Pollution Control, Industrial Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,120	1.25

		2,279	2.55

Arizona - 5.32%
Arizona School Facs. Board, Certs of Part., Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	413.46
Arizona School Facs. Board, School Imps. Certs. of Part., Lease Rev. Bonds, 5.00%, 09/01/14	100	112.13
Arizona School Facs. Board, School Imps. Misc. Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 07/01/12 @ 100), 5.25%, 07/01/14	400	432.48
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,759	3.08
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/16	875	1,045	1.17

		4,761	5.32

California - 5.43%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	484.54
California State Dept. of Water Res., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,149	1.28
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	652.73
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	537.60
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	519.58
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	600	656.73
State of California, G.O. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	750	864.97

		4,861	5.43

Colorado - 1.98%
Arapahoe County School Dist., G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	105.12
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,115	1.25
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	549.61

		1,769	1.98

Connecticut - 0.55%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	495.55

		495.55

District of Columbia - 1.60%
Dist. of Columbia Housing Fin. Agcy., Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	110.12
Dist. of Columbia, Misc. Imps. Rev. Bonds, Series A, 5.00%, 12/01/12	100	109.12
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Ref. Rev. Bonds, Series B, 3.00%, 10/01/13	100	106.12
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,108	1.24

		1,433	1.60

Florida - 11.66%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	300	323.36
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,065	1.19
5.00%, 06/01/16	750	805.90
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	400	416.47
5.00%, 11/15/15	750	841.94
County of Miami-Dade Florida, Port, Airport & Marina Imps., Rev. Bonds, Series B, 4.00%, 10/01/14	250	270.30
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,626	1.82
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 07/01/16	190	209.23
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Imps. Rev. Bonds, Series A, 5.00%, 07/01/15	1,450	1,595	1.78
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	450	519.58
Florida State Dept. of Transportation, Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,140	1.27
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	106.12
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	105.12
Miami-Dade County Expressway Auth., Highway Imps. Ref. Rev. Bonds, Series A (AGM Insured), 2.00%, 07/01/13	825	841.94
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	575.64

		10,436	11.66

Georgia - 0.43%
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series X (NATL-RE IBC Insured), 6.50%, 01/01/12	40	41.05
State of Georgia, G.O. Prop. Tax, College & Univ. Imps. Bonds, Series D, 4.00%, 05/01/11	125	128.14
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	215.24

		384.43

Hawaii - 0.13%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	115.13

		115.13

Idaho - 1.30%
State of Idaho, G.O. Prop. Tax Rev. Bonds, 2.00%, 06/30/11	1,150	1,163	1.30

		1,163	1.30

Illinois - 7.40%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	371.41
4.00%, 01/01/16	1,000	1,083	1.21
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @100), 5.00%, 01/01/341	450	497.56
Illinois Fin. Auth., College & Univ. Imps. Ref. Rev. Bonds, Series B-1 (Mandatory Put 02/14/13 @ 100), 1.125%, 07/01/361	1,000	1,004	1.12
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,121	1.25
Illinois State Toll Highway Auth., Highway Rev. Tolls Ref. Bonds, Series A, 5.50%, 01/01/15	700	816.91
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	112.13
State of Illinois, Misc. Taxes, Rec. Fac. Imps. Misc. Taxes Rev. Bonds (AMBAC Insured), 6.25%, 12/15/11	80	82.09
State of Illinois, Public Imps. Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,539	1.72

		6,625	7.40

Indiana - 0.39%
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	243.27
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 06/01/11	100	103.12

		346.39

Kansas - 0.56%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	268.30
Kansas State Dept. of Transportation, Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	235.26

		503.56

Kentucky - 1.05%
Kentucky Higher Edu. Student Loan Corp., Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.95%, 05/01/201	500	501.56
Kentucky Housing Corp., State Safe Housing Rev. Bonds, Series B, 5.00%, 07/01/27	400	436.49

		937	1.05

Louisiana - 0.68%
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	110.12
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.03%, 05/01/431	500	501.56

		611.68

Massachusetts - 0.79%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	115.13
Commonwealth of Massachusetts, G.O. Misc. Taxes, Public Imps. Bonds, Series B, 5.00%, 07/01/13	100	112.12
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	116.13
Massachusetts Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	253.28
Massachusetts Water Pollution Abatement, Water Util. Imps. Rev. Bonds, Series 14, 5.00%, 08/01/14	100	115.13

		711.79

Michigan - 1.87%
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	504.57
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,166	1.30

		1,670	1.87

Minnesota - 0.60%
State of Minnesota, G.O. Prop. Tax Ref. Bonds, Series D, 5.00%, 08/01/16	450	537.60

		537.60

Nevada - 3.08%
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/15	450	510.57
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,248	2.51

		2,758	3.08

New Jersey - 5.17%
New Jersey Econ. Dev. Auth., School Fac. Construction Lease Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,155	1.29
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	115.13
New Jersey Health Care Facs. Fncg. Auth., Ref. Rev. Bonds, 4.00%, 07/01/14	500	534.60
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,099	1.23
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	555.62
New Jersey Transportation Trust Fund Auth., Transit. Imps. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,168	1.30

		4,626	5.17

New Mexico - 0.56%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.928%, 12/01/281	500	499.56

		499.56

New York - 3.76%
City of New York, G.O. Prop. Tax, Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,156	1.29
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,152	1.29
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	455.51
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	218.24
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	381.43

		3,362	3.76

North Carolina - 1.85%
City of Fayetteville, Multiple Util. Imps. Ref. Rev. Bonds, Series A, 5.00%, 03/01/14	100	113.13
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	162.18
North Carolina Eastern Municipal Power Agency, Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	425	486.54
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	631.70
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	266.30

		1,658	1.85

Ohio - 2.44%
County of Allen, Health Care Imps., Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,117	1.25
5.00%, 09/01/15	500	561.63
Ohio State Turnpike Commission, Misc. Highway Rev. Ref. Bonds, Series A, 3.00%, 02/15/11	500	504.56

		2,182	2.44

Oklahoma - 0.58%
Oklahoma Muni. Power Auth., Energy Res. Auth. Ref. Rev. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 1.03%, 01/01/231	525	519.58

		519.58

Pennsylvania - 4.37%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,135	1.27
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Ref. Bonds, 5.00%, 06/15/15	750	871.97
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/12	250	268.30
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	255.29
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	263.29
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,117	1.25

		3,909	4.37

Puerto Rico - 0.69%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	550	621.69

		621.69

Rhode Island - 1.13%
State of Rhode Island, G.O. Cash Flow Mgmt. Prop. Tax Rev. Notes, 2.00%, 06/30/11	1,000	1,010	1.13

		1,010	1.13

South Carolina - 0.85%
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	132.15
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	518.58
South Carolina Transportation Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	113.12

		763.85

Tennessee - 0.38%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	116.13
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series A, 3.00%, 05/01/11	125	127.14
Tennessee State School Bond Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/01/11	100	102.11

		345.38

Texas - 10.33%
Bexar County Hospital Dist., G.O. Prop. Tax, Health Care Facs. Imps. Rev. Bonds, 3.50%, 02/15/13	200	212.24
City of San Antonio, Water Util. Imps. Ref. Rev. Bonds, 3.00%, 05/15/14	100	107.12
County of Harris, Highway Imps. Toll Prop. Tax Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	544.61
Dallas Area Rapid Transit, Sales Tax Ref. Rev. Bonds, Series A, 5.00%, 12/01/14	875	1,012	1.13
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.975%, 07/01/311	200	200.22
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 05/15/14	300	338.38
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Notes, 5.00%, 05/15/15	500	572.64
North Texas Tollway Auth., Highway Rev. Tolls, Ref. Rev. Bonds, Series A, 5.00%, 01/01/12	200	209.23
Plano Independent School Dist., G.O. Prop. Tax, School Imps. Bonds, Series A, 5.00%, 02/15/14	100	113.13
State of Texas, Cash Flow Mgmt. Misc. Rev. Note, 2.00%, 08/31/11	2,500	2,535	2.83
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	750.84
Texas State Univ. Systems, College & Univ. Rev. Ref. Bonds:
5.00%, 03/15/13	200	220.25
5.00%, 03/15/15	715	828.92
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	264.29
Univ. of Texas, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,119	1.25
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series E, 4.00%, 08/15/15	200	226.25

		9,249	10.33

Utah - 0.71%
State of Utah, G.O. Prop. Tax, Highway Imps. Bonds, Series A:
5.00%, 07/01/11	100	103.12
5.00%, 07/01/15	450	530.59

		633.71

Virginia - 0.75%
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 05/15/11	250	254.29
Virginia Public Building Auth., Correctional Fac. Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	108.12
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	300	306.34

		668.75

Washington - 3.69%
Port of Seattle Washington, Port, Airport & Marina Ref. Rev. Bonds, 5.00%, 06/01/14	750	845.94
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	564.63
5.00%, 12/01/15	1,000	1,174	1.31
Washington Health Care Facs. Auth., Health Care Facs. Ref. Rev. Bonds, Series B, 5.00%, 10/01/14	640	722.81

		3,305	3.69

Wisconsin - 2.06%
State of Wisconsin, G.O. Bonds, 2.00%, 06/15/11	1,000	1,011	1.13
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	833.93

		1,844	2.06

Total bonds & notes (cost: $ 76,506)		77,587	86.69

Short-term securities - 19.56%
Broward County Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, 0.31%, 04/01/381	1,300	1,300	1.45
City of Quincy, Health Care Facs. Imps. Ref. Rev. Bonds, 0.28%, 11/15/291	1,300	1,300	1.45
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Bonds, 0.28%, 02/01/351	600	600.67
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Ref. Bonds, 0.28%, 09/01/331	940	940	1.05
Dallas Performing Arts Cultural Facs. Corp., Rec. Rev. Ref. Bonds, Series B, 0.27%, 09/01/411	1,000	1,000	1.12
Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.27%, 11/01/351	1,000	1,000	1.12
Jacksonville Health Facs. Auth., Health Care Fac. Imps. Rev. Bonds, 0.27%, 08/15/331	300	300.33
Kentucky Econ. Dev. Fin. Auth. Rev., Health Care Facs. Imps. Rev. Ref. Bonds, 0.27%, 08/15/381	900	900	1.00
Kentucky, County of Christian, Lease Public Imps. Rev. Bonds, Series A, 0.27%, 06/01/381	1,500	1,500	1.68
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.30%, 07/01/381	1,350	1,350	1.51
Orange County School Board, Lease Certs. of Part. Ref. Bonds, Series E, 0.30%, 08/01/221	1,500	1,500	1.68
Pennsylvania, Lancaster County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series D, 0.30%, 07/01/341	2,180	2,180	2.44
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.26%, 11/01/261	1,000	1,000	1.12
State of Ohio, College & Univ. Rev. Ref. Bonds, 0.29%, 12/01/441	1,900	1,900	2.12
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, Series C, 0.30%, 02/01/261	735	735.82

Total short-term securities (cost: $ 17,505)		17,505	19.56

Total investment securities (cost: $94,011)		95,092	106.25
Other assets less liabilities		(5,595)	(6.25)

Net assets		$89,497	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
IBC	= Insured Bond Certificate
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg	= Withholding

Capital California Core Municipal Fund
Schedule of Investments October 31, 2010
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 80.40%
California - 78.40%
ABAG Fin. Auth. For Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,515.90%
ABAG Fin. Auth. For Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/22	225	225.13
ABAG Fin. Auth. For Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	450	465.28
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	636.38
Azusa Redev. Agcy., Loc. or GTD Housing, Rev. Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,232.73
Bay Area Toll Auth., Highway Imps. Toll Rev. Ref. Bonds, Series F, 5.00%, 04/01/24	800	881.52
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 04/01/34	125	131.08
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/24	300	322.19
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	115.07
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	568.34
5.00%, 01/01/18	125	150.09
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 02/01/21	550	631.37
5.00%, 11/01/21	525	562.33
5.50%, 04/01/29	300	324.19
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/24	100	114.07
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series T-4, 5.00%, 03/15/14	225	256.15
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	308.18
5.00%, 10/01/22	770	824.49
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	107.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	100	104.06
5.00%, 11/15/21	1,000	1,053.62
5.375%, 07/01/21	1,500	1,570.93
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	329.19
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,532.91
5.00%, 11/15/20	500	565.34
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	231.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	111.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109.06
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	200	207.12
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	213.13
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 01/01/28 @ 100) (AMBAC Insured), 5.00%, 07/01/36	200	249.15
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	125	129.08
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	104.06
4.50%, 10/01/26	100	103.06
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113.07
5.00%, 02/01/19	100	111.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,347.80
California Muni. Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.625%, 10/01/23	265	284.17
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 09/01/11 @ 100), 1.625%, 02/01/191	1,390	1,390.82
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (AGM Insured), 5.25%, 05/01/11	150	154.09
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (NATL-RE IBC Insured), 5.50%, 05/01/11	225	231.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	540.32
5.375%, 05/01/22	100	108.06
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	535	580.34
5.50%, 05/01/15	875	950.56
5.50%, 05/01/16	125	136.08
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,559.92
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	232.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,340	1.39
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	118.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	263.16
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L:
5.00%, 05/01/16	500	581.34
5.00%, 05/01/21	200	231.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/17	500	584.35
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	113.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	11.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/16	200	239.14
5.00%, 12/01/22	1,010	1,145.68
5.00%, 12/01/23	200	226.13
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series X (NATL-RE FGIC Insured), 5.50%, 12/01/15	100	120.07
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	221.13
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	218.13
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	210.12
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,476.88
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,287.76
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,507.89
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	230.14
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	217.13
California State Public Works Board, Public Imps. Lease Rev. Bonds, Subseries A-1, 5.00%, 03/01/14	1,000	1,084.64
California State Univ., College & Univ. Imps. Rev. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,834	1.68
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	102.06
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	358.21
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	1,800	1,956	1.16
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,259.75
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	520.31
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Mandatory Put 05/01/11 @ 100), 3.45%, 04/01/351	1,100	1,116.66
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 07/01/16	100	108.06
5.00%, 11/01/19	1,000	1,084.64
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	932.55
5.00%, 06/15/13	2,100	2,291	1.36
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	112.07
Carlsbad Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 4.125%, 08/01/11	100	103.06
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	266.16
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,153	1.28
City & County of San Francisco, Certs. of Part., Lease Ref. Bonds, Series A, 5.00%, 10/01/16	500	580.34
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	230.14
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	219.13
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	116.07
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,382.82
5.00%, 05/15/16	555	654.39
5.00%, 05/15/20	500	590.35
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A, 4.00%, 06/01/17	1,000	1,123.67
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,169.69
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124.07
City of Roseville, Energy Res. Auth., Certs. of Part. Lease Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	108.06
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,016.60
4.00%, 09/01/16	1,000	1,028.61
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	293.17
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A:
3.50%, 10/01/13	1,500	1,621.96
4.00%, 10/01/15	1,000	1,128.67
County of Alameda, Certs. of Part. Lease Rev. Ref. Bonds, Series A (NATL-RE Insured), 4.25%, 12/01/11	200	207.12
County of Orange, Port, Airport, & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	230.14
County of San Diego, College & Univ. Imps. Certs. of Part. Lease Rev. Bonds, 4.00%, 07/01/16	490	528.31
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 06/01/11 @ 100) (NATL-RE Insured), 5.25%, 06/01/14	100	103.06
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	111.07
East Bay Regional Park Dist., G.O., Prop. Tax, Ref. Bonds, 5.00%, 09/01/14	100	115.07
Eastern Muni. Water Dist., Water Util. Imps. Solid Waste Mgmt. Certs. of Part. Lease Rev. Bonds, Series H, 5.00%, 07/01/33	100	105.06
Escondido Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 09/01/11	110	112.07
Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Misc. Purposes Rev. Bonds (Pre-refunded with FHMLC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	167.10
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	44.03
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with Aid U.S. Treasury Obligations and U.S. Treasury Strips to 08/01/13 @ 100) (NATL-RE Insured), 5.00%, 08/01/16	210	234.14
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	117.07
5.25%, 11/01/25	100	111.07
Irvine Ranch Water Dist., Water Rev., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 03/01/17	100	119.07
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds (AGM Insured), 4.25%, 08/01/15	100	113.07
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	111.07
Los Angeles County Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,650	1,969	1.17
Los Angeles County Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series D, 5.00%, 07/01/17	200	238.14
Los Angeles County Public Works Fncg. Auth., Calabasas Landfill, Res. Recovery Imps. Lease Rev. Bonds (AMBAC Insured), 5.00%, 06/01/21	305	312.18
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	216.13
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	1,200	1,362.81
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	272.16
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 07/01/19	500	586.35
5.25%, 07/01/23	200	235.14
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	234.14
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 08/01/13	100	111.07
5.00%, 08/01/26	100	110.07
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	200	204.12
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	112.07
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	2,035	2,268	1.35
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	53.03
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	226.13
5.00%, 07/01/24	200	219.13
Metropolitan Water Dist. of Southern California, G.O., Prop. Tax, Ref. Bonds, Series A, 5.00%, 03/01/17	100	113.07
Metropolitan Water Dist. of Southern California, G.O., Prop. Tax, Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 101), 5.25%, 03/01/18	100	103.06
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/11	30	31.02
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 4.00%, 07/01/20	200	219.13
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series C, 5.00%, 07/01/23	250	283.17
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Rev. Bonds, 5.00%, 07/01/20	1,000	1,202.71
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	110.07
5.00%, 07/01/24	925	1,029.61
5.00%, 01/01/27	200	223.13
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series C, 5.00%, 07/01/29	100	108.06
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	442.26
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	177.11
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	109.06
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 07/01/23	745	821.49
5.50%, 07/01/21	1,000	1,164.69
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	200	233.14
Northern California Power Agcy., Rev. Bonds, Series A, 5.00%, 06/01/16	750	857.51
Oceanside Comm. Dev. Commission, Housing Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100), 4.45%, 04/01/311	200	201.12
Rancho Mirage Joint Powers Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/27	100	97.06
Rancho Water Dist. Fncg. Auth, Water Rev. Ref. Bonds, Series D (RADIAN Insured), 4.20%, 09/02/17	100	104.06
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	107.06
Sacramento County Water Fin. Auth., Water Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.50%, 06/01/11	200	204.12
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	134.08
5.00%, 08/15/17	2,500	2,735	1.62
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series O (NATL-RE Insured), 5.25%, 08/15/13	200	207.12
Sacramento Regional County Sanitation Dist., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.40%, 12/01/13	625	634.38
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/18	850	974.58
5.00%, 07/01/20	700	795.47
San Diego County Water Auth., Certs. of Part. Water Rev. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	635.38
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.50%, 05/15/14	1,000	1,117.66
5.125%, 05/15/29	100	110.06
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.25%, 05/15/25	375	430.25
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	231.14
5.00%, 05/15/22	100	114.07
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	111.07
4.00%, 08/01/20	100	108.06
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	594.35
5.00%, 07/01/22	800	927.55
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	2,500	2,588	1.54
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	111.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	338.20
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Series B (XLCA Insured), 4.00%, 11/01/17	200	220.13
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/14	1,450	1,674.99
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	953.57
San Francisco City & County Public Util. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A:
3.00%, 11/01/12	100	105.06
5.00%, 11/01/16	1,500	1,784	1.06
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	526.31
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	413.24
San Mateo County Comm. College Dist., Certs. of Part. College & Univ. Imps. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,170.69
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	54.03
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	454.27
Santa Clara County Fncg. Auth., Multiple Facs. Project, Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	315.19
Santa Clara Valley Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	105.06
South Orange County Public Fncg. Auth., Special Tax Ref. Bond, Series A (AMBAC Insured), 5.00%, 08/15/20	1,000	1,031.61
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 07/01/20	1,550	1,815	1.08
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 4.00%, 07/01/21	500	534.32
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	112.07
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds:
5.00%, 10/01/29	300	309.18
5.25%, 10/01/20	100	114.07
State of California, G.O. General Fund, Prop. Tax Bond, Series CF, 2.25%, 12/01/13	2,950	3,001	1.78
State of California, G.O. General Fund, Ref. Bonds, 5.00%, 11/01/13	300	333.20
State of California, G.O. Housing Imps. Prop. Tax Bonds, 5.125%, 11/01/11	100	105.06
State of California, G.O. Prop. Tax, Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	113.07
State of California, G.O. Public Imps. General Fund Bonds, 5.00%, 04/01/13	1,360	1,484.88
State of California, G.O. Public Imps. General Fund, Ref. Notes:
5.00%, 03/01/12	140	148.09
5.00%, 08/01/20	375	414.25
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	118.07
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	200	227.13
State of California, G.O. Public Imps. Prop. Tax Bonds:
4.50%, 02/01/11	200	202.12
5.00%, 04/01/12	300	318.19
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,274	1.35
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,317	1.37
State of California, G.O. Sales Tax Rev. Bonds, Series A:
5.00%, 07/01/17	950	1,116.66
5.25%, 07/01/13	125	140.08
5.25%, 07/01/21	1,060	1,230.73
State of California, G.O. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	1,115	1,293.77
State of California, G.O. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,073	1.23
State of California, G.O. Sales Tax Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 100), 5.00%, 07/01/23	650	661.39
State of California, G.O. Sales Tax Rev. Cash Flow Mgmt. General Fund, Series A, 5.25%, 07/01/14	1,175	1,339.79
State of California, G.O. School Imps. General Fund, Ref. Bonds, 5.25%, 02/01/14	400	442.26
State of California, G.O. School Imps. General Fund, Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	106.06
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	334.20
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, Series C, 3.65%, 11/01/10	30	30.02
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A:
5.00%, 01/01/15	100	113.07
5.00%, 01/01/22	1,000	1,095.65
5.25%, 01/01/24	100	110.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A:
2.00%, 01/01/12	700	710.42
3.00%, 01/01/13	1,000	1,044.62
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	145.09
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	213.13
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE Insured), 4.00%, 05/15/14	200	217.13
Univ. of California, College & Univ. Imps. Rev. Ref. Bonds, Series K, 4.45%, 05/15/25	825	861.51
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	553.33
5.00%, 05/15/20	500	580.34
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	199.12

		132,141	78.40

District of Columbia - 0.58%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	750	860.51
Metropolitan Washington Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	117.07

		977.58

Georgia - 0.13%
DeKalb Private Hospital Auth., Health Care Rev. Ref. Bonds, 5.00%, 11/15/24	100	108.06
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	110.07

		218.13

Iowa - 0.07%
State of Iowa, General Fund, Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	110.07

		110.07

Michigan - 0.06%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	104.06

		104.06

Minnesota - 0.07%
State of Minnesota, G.O. Public Imps. Prop. Tax Bonds, Series H, 5.00%, 11/01/13	100	113.07

		113.07

Puerto Rico - 0.96%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,620.96

		1,620.96

Texas - 0.13%
City of San Antonio, Natural Gas Util. Imps. Energy Res. Auth. Rev. Bonds, Series A, 5.00%, 02/01/24	100	111.06
North Texas Tollway Auth., Highway Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	114.07

		225.13

Total bonds & notes (cost: $ 132,992)		135,508	80.40

Short-term securities - 18.66%
State of California, California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.35%, 10/01/361	1,230	1,230.73
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 0.28%, 09/01/281	1,440	1,440.86
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series C, 0.24%, 11/01/381	2,000	2,000	1.19
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.26%, 11/01/261	2,220	2,220	1.32
State of California, California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series F, 0.25%, 09/01/381	200	200.12
State of California, California Infrastructure & Econ. Dev. Bank, Recreational Facs. Imps. Rev. Bonds, 0.31%, 12/01/361	1,000	1,000.59
State of California, California Infrastructure & Econ. Dev. Bank, Recreational Rev. Ref. Bonds, 0.24%, 04/01/331	4,000	4,000	2.37
State of California, California Pollution Control Fncg. Auth., Energy Res. Industrial Rev. Ref. bonds, 0.26%, 11/01/261	1,200	1,200.71
State of California, California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.24%, 08/15/361	1,100	1,100.65
State of California, California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.26%, 08/15/271	2,500	2,500	1.48
State of California, California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.31%, 07/01/341	1,070	1,070.64
State of California, City of Irvine, Special Assessment Public Imps. Bonds, 0.23%, 09/02/251	900	900.53
State of California, City of Irvine, Special Assessment Public Imps. Bonds, Series A, 0.28%, 09/02/311	995	995.59
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.25%, 07/01/231	600	600.36
State of California, G.O. Sales Tax Rev. Bonds, Series C-3, 0.22%, 07/01/231	1,800	1,800	1.07
State of California, G.O. School Imps. Bonds, Series A-1, 0.24%, 05/01/331	3,000	3,000	1.78
State of California, Irvine Ranch Water Dist., G.O. Prop. Tax Water Util. Imps. Bonds, Series B, 0.25%, 10/01/411	1,000	1,000.59
State of California, Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Subseries B-3, 0.26%, 07/01/341	2,900	2,900	1.72
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A-1, 0.29%, 07/01/371	1,295	1,295.77
State of California, Sacramento County Sanitation Dist. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series C, 0.28%, 12/01/381	1,000	1,000.59

Total short-term securities (cost: $ 31,450)		31,450	18.66

Total investment securities (cost: $164,442)		166,958	99.06
Other assets less liabilities		1,584	0.94

Net assets		$168,542	100.00%

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgate Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
IBC	= Insured Bond Certificate
Imps.	= Improvements
Inc.	= Incorporated
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
XLCA	= Xl Capital Assurance

Capital California Short-Term Municipal Fund
Schedule of Investments October 31, 2010
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 78.88%
California - 74.17%
ABAG Fin. Auth. For Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$505	1.00%
Azusa Redev. Agcy., Loc. or GTD Housing, Rev. Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	560	1.11
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 02/01/17	100	112.22
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
3.50%, 03/01/11	105	106.21
5.00%, 10/01/15	500	568	1.12
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/14	100	110.22
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	323.64
5.00%, 08/15/14	100	111.22
5.00%, 11/15/16	250	285.56
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	223.44
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109.22
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	100	103.20
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	500	516	1.02
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	414.82
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	540	1.07
5.875%, 05/01/16	100	109.22
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	271.53
5.50%, 05/01/16	400	434.86
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	300	337.67
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 4.00%, 12/01/11	500	520	1.03
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Subseries G-4, 5.00%, 05/01/16	1,000	1,162	2.29
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	422.83
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	579	1.14
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 3.00%, 04/01/11	225	227.45
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	438.86
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	100	115.23
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 3.00%, 07/01/11	200	202.40
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	543	1.07
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	572	1.13
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	426.84
5.00%, 11/01/15	300	333.66
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	256.50
5.00%, 06/15/13	1,020	1,113	2.20
City & County of San Francisco, Certs. of Part., Lease Ref. Bonds, Series A:
5.00%, 10/01/15	500	576	1.14
5.00%, 10/01/16	500	580	1.14
City & County of San Francisco, G.O., Health Care Facs. Imps. Tax Bonds, Series A, 5.00%, 06/15/11	125	129.25
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	350	371.73
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/13	160	177.35
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/16	445	524	1.03
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 3.00%, 06/01/14	150	160.32
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A:
2.00%, 10/01/11	400	406.80
3.50%, 10/01/13	500	540	1.07
Golden State Tobacco Securitization Corp., Misc. Purpose, Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	875	1,011	2.00
Imperial Irrigation Dist., Energy Res. Auth. Ref. Rev. Bonds, 5.00%, 11/01/13	125	140.28
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	220.43
Los Angeles County, Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series D, 5.00%, 07/01/11	375	387.76
Los Angeles County, Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series E, 4.00%, 07/01/11	200	205.40
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	752	1.48
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	221.44
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 07/01/14	200	214.42
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	223.44
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	104.20
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	300	307.61
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	250	279.55
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	500	565	1.11
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series KY, 5.00%, 07/01/16	500	582	1.15
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	114.23
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	111.22
4.00%, 07/01/16	200	227.45
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	400	440.87
Northern California Power Agcy., Rev. Bonds, Series A:
3.00%, 06/01/13	200	208.41
4.00%, 07/01/11	125	128.25
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	548	1.08
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	288.57
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	400	437.86
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	114.23
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref., Subseries A:
5.00%, 07/01/16	250	287.57
5.00%, 07/01/17	300	345.68
San Diego County Water Auth., Certs. of Part. Water Rev. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	567	1.12
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.00%, 05/15/12	200	210.41
4.50%, 05/15/14	500	558	1.10
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	347.68
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	132.26
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	562	1.11
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	109.21
5.00%, 11/01/13	400	451.89
San Francisco City & County Public Utils. Commission, Water Util. Imps. Ref. Rev. Bonds, Series D, 5.00%, 11/01/15	400	469.92
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	115.23
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	316.62
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	106.21
4.00%, 07/15/13	125	135.27
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	250.49
5.00%, 07/01/16	200	235.46
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	168.33
5.00%, 07/01/17	775	915	1.81
State of California, G.O. General Fund, Prop. Tax Bond, Series CF, 2.25%, 12/01/13	975	992	1.96
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 06/01/15	200	227.45
State of California, G.O. Prop. Tax, Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	226.45
State of California, G.O. Public Imps. General Fund Bonds, 5.00%, 04/01/13	700	764	1.51
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	250	284.56
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	100	106.21
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	682	1.35
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	801	1.58
State of California, G.O. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	108.21
5.25%, 07/01/13	225	251.50
State of California, G.O. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	290.57
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	570	1.12
State of California, G.O. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	576	1.14
State of California, G.O. Sales Tax Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 100), 5.00%, 07/01/23	350	356.70
State of California, G.O. Sales Tax Rev. Cash Flow Mgmt. General Fund, Series A, 5.25%, 07/01/14	600	684	1.35
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A, 5.00%, 01/01/15	100	113.22
Univ. of California, College & Univ. Rev. Ref., Series E, 5.00%, 05/15/16	200	232.46
West Basin Municipal Water Dist., Certs. of Part. Water Rev. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	107.21

		37,578	74.17

Florida - 2.60%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	107.21
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 07/01/16	1,100	1,212	2.39

		1,319	2.60

Georgia - 0.22%
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	110.22

		110.22

Mississippi - 1.11%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Ref. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	500	563	1.11

		563	1.11

Puerto Rico - 0.78%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	350	395.78

		395.78

Total bonds & notes (cost: $ 39,532)		39,965	78.88

Short-term securities - 19.82%
State of California, California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.35%, 10/01/261	300	300.59
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 0.28%, 09/01/281	575	575	1.14
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.26%, 11/01/261	300	300.59
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.23%, 12/01/161	700	700	1.38
State of California, California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series F, 0.25%, 09/01/381	1,000	1,000	1.97
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds (NATL-RE Insured), 0.35%, 06/01/341	1,300	1,300	2.57
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.31%, 12/01/361	500	500.99
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.24%, 04/01/331	600	600	1.19
State of California, California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.26%, 08/15/271	600	600	1.18
State of California, G.O. Sales Tax Rev. Bonds, Series C-4, 0.25%, 07/01/231	800	800	1.58
State of California, G.O. School Imps. Bonds, Series A-1, 0.24%, 05/01/331	1,000	1,000	1.97
State of California, Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.31%, 12/01/311	1,000	1,000	1.97
State of California, Irvine Ranch Water Dist., Water Util. Imps. Rev. Bonds, 0.28%, 04/01/331	500	500.99
State of California, Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Subseries B-3, 0.26%, 07/01/341	300	300.59
State of California, Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.24%, 08/15/361	565	565	1.12

Total short-term securities (cost: $ 10,040)		10,040	19.82

Total investment securities (cost: $49,572)		50,005	98.70
Other assets less liabilities		660	1.30

Net assets		$50,665	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

.

Capital Core Bond Fund
Schedule of Investments October 31, 2010
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 94.91%
U.S. government & government agency bonds & notes - 45.83%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,062.90%
1.00%, 09/23/13	2,500	2,528	1.10
2.375%, 07/28/15	2,435	2,554	1.11
Federal Home Loan Banks:
1.125%, 05/18/12	4,000	4,049	1.76
1.75%, 08/22/12	835	856.37
Freddie Mac, 4.75%, 01/19/16	2,000	2,326	1.01
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,477	1,599.70
2.375%, 01/15/17	357	410.18
U.S. Treasury Note:
1.125%, 12/15/11	1,960	1,979.86
3.625%, 05/15/13	2,750	2,979	1.29
3.125%, 09/30/13	3,000	3,230	1.40
2.375%, 09/30/14	10,000	10,605	4.61
2.375%, 10/31/14	455	482.21
4.00%, 02/15/15	5,000	5,641	2.45
2.625%, 02/29/16	5,000	5,340	2.32
5.125%, 05/15/16	5,300	6,365	2.77
7.25%, 05/15/16	690	907.39
4.625%, 02/15/17	4,000	4,711	2.05
4.50%, 05/15/17	14,475	16,928	7.35
8.75%, 05/15/17	6,590	9,458	4.11
1.875%, 08/31/17	5,515	5,523	2.40
3.875%, 05/15/18	1,000	1,127.49
4.00%, 08/15/18	4,000	4,542	1.97
8.125%, 08/15/19	4,130	6,017	2.61
3.625%, 02/15/20	2,995	3,270	1.42

Total U.S. government & government agency bonds & notes		105,488	45.83

Mortgage-backed obligations - 23.30%
Federal agency mortgage-backed obligations - 20.48%
Fannie Mae:
4.50%, 07/01/19	509	543.24
4.50%, 03/01/20	1,861	1,986.86
4.00%, 05/01/20	1,819	1,926.84
4.00%, 02/01/24	2,000	2,097.91
4.00%, 03/01/24	167	175.08
4.00%, 05/01/24	49	51.02
4.00%, 06/01/24	229	241.11
4.50%, 03/01/25	2,060	2,183.95
4.00%, 04/01/25	4,567	4,797	2.08
3.50%, 11/01/25	11,720	12,132	5.27
5.50%, 04/25/37	196	218.09
6.00%, 08/01/37	240	261.11
5.50%, 09/01/38	6,963	7,482	3.25
6.50%, 10/01/38	3,793	4,189	1.82
Freddie Mac, 6.00%, 02/15/37	175	193.08
Freddie Mac Gold, 6.00%, 12/01/39	73	79.03
Ginnie Mae:
3.50%, 09/15/25	2,677	2,792	1.21
4.50%, 10/20/39	1,900	2,022.88
4.50%, 01/20/40	313	333.15
4.00%, 11/01/40	3,310	3,441	1.50

		47,141	20.48

Commercial mortgage-backed securities - 2.82%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,330	1,450.63
5.54%, 09/11/41	250	274.12
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.222%, 07/15/441	1,035	1,142.50
5.617%, 10/15/48	500	542.23
JP Morgan Chase Commercial Mortgage Securities Corp., 5.8721%, 04/15/451	500	555.24
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,045	1,153.50
5.269%, 12/15/441	1,250	1,378.60

		6,494	2.82

Total mortgage-backed obligations		53,635	23.30

Corporate bonds & notes - 22.72%
Banks - 4.70%
Ally Financial, Inc., 2.20%, 12/19/12	2,205	2,285.99
Bank Of America Corp.:
6.50%, 08/01/16	410	458.20
5.625%, 07/01/20	250	260.11
Barclays Bank PLC, 2.50%, 01/23/13	560	576.25
BNP Paribas, 0.6897%, 04/08/131	685	683.30
Citigroup, Inc., 6.00%, 12/13/13	520	576.25
HSBC Bank PLC, Series 144A, 3.50%, 06/28/152	300	318.14
JP Morgan Chase & Co.:
3.40%, 06/24/15	915	958.42
4.25%, 10/15/20	250	252.11
Morgan Stanley, 2.25%, 03/13/12	1,110	1,138.49
Northern Trust Corp., 4.625%, 05/01/14	300	335.15
Sovereign Bank, 8.75%, 05/30/18	300	353.15
The Goldman Sachs Group, Inc.:
3.25%, 06/15/12	500	523.23
6.15%, 04/01/18	505	566.25
The Royal Bank of Scotland PLC, 3.95%, 09/21/15	845	872.38
Wells Fargo & Co., 0.4884%, 10/28/151	250	237.10
Wells Fargo & Co., Series I, 3.75%, 10/01/14	390	418.18

		10,808	4.70

Electric - 2.04%
Alabama Power Co., 4.85%, 12/15/12	55	59.03
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	265.12
Carolina Power & Light Co., 6.50%, 07/15/12	520	569.25
Cleveland Electric Illuminating Co., 8.875%, 11/15/18	40	53.02
Consolidated Edison Co. of New York Inc., 4.45%, 06/15/20	300	329.14
Consumers Energy Co., 5.65%, 09/15/18	355	410.18
Duke Energy Indiana, Inc., 3.75%, 07/15/20	300	310.13
Duke Energy Ohio, Inc., 2.10%, 06/15/13	710	731.32
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	348.15
National Grid PLC, 6.30%, 08/01/16	35	42.02
Pacificorp, 5.65%, 07/15/18	735	874.38
Virginia Electric And Power Co., 5.40%, 04/30/18	601	699.30

		4,689	2.04

Diversified financial services - 1.74%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,286.99
General Electric Capital Corp., 2.20%, 06/08/12	750	772.34
National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	600	602.26
Paribas, 6.95%, 07/22/13	300	340.15

		4,000	1.74

Media - 1.72%
Comcast Corp., 5.30%, 01/15/14	405	453.20
NBC Universal, Inc., Series 144A, 5.15%, 04/30/202	350	380.16
News America, Inc., 5.30%, 12/15/14	760	867.38
Time Warner Cable, Inc., 3.50%, 02/01/15	820	867.38
Time Warner, Inc., 5.875%, 11/15/16	300	352.15
Walt Disney Co.:
4.50%, 12/15/13	615	684.30
5.50%, 03/15/19	300	357.15

		3,960	1.72

Retail - 1.67%
CVS Caremark Corp., 6.60%, 03/15/19	300	365.16
Home Depot, Inc., 3.95%, 09/15/20	300	308.13
Lowe's Cos., Inc.:
5.00%, 10/15/15	610	705.31
4.625%, 04/15/20	350	388.17
McDonald's Corp., 4.30%, 03/01/13	525	569.25
Target Corp., 6.00%, 01/15/18	350	423.18
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	720	718.31
5.80%, 02/15/18	300	359.16

		3,835	1.67

Oil & gas - 1.60%
Apache Corp., 6.25%, 04/15/12	525	566.25
Chevron Corp., 3.95%, 03/03/14	545	598.26
Devon Energy Corp.:
5.625%, 01/15/14	300	339.15
6.30%, 01/15/19	315	385.17
Shell International Finance BV:
4.00%, 03/21/14	350	382.16
3.10%, 06/28/15	600	637.28
Statoil ASA:
2.90%, 10/15/14	435	461.20
3.125%, 08/17/17	300	309.13

		3,677	1.60

Pharmaceuticals - 1.50%
Abbott Laboratories, 4.125%, 05/27/20	300	324.14
AstraZeneca PLC, 5.90%, 09/15/17	355	426.18
Medco Health Solutions, Inc., 2.75%, 09/15/15	415	426.19
Novartis Capital Corp.:
4.125%, 02/10/14	380	416.18
2.90%, 04/24/15	545	578.25
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	345.15
Pfizer, Inc.:
4.45%, 03/15/12	540	568.25
6.20%, 03/15/19	300	369.16

		3,452	1.50

Telecommunications - 1.49%
AT&T, Inc.:
5.875%, 02/01/12	535	568.25
4.95%, 01/15/13	300	326.14
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	480	568.25
Cisco Systems, Inc., 2.90%, 11/17/14	810	863.37
France Telecom SA, 4.375%, 07/08/14	300	332.14
Vodafone Group PLC:
5.00%, 09/15/15	300	340.15
5.625%, 02/27/17	375	434.19

		3,431	1.49

Beverages - 1.36%
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 01/15/15	300	326.14
Coca-Cola Co.:
3.625%, 03/15/14	360	389.17
4.875%, 03/15/19	350	400.17
Diageo Capital PLC:
7.375%, 01/15/14	300	356.16
5.75%, 10/23/17	300	355.15
Pepsi Co., Inc., 0.875%, 10/25/13	1,295	1,299.57

		3,125	1.36

Aerospace/defense - 1.06%
Northrop Grumman Systems Corp., 7.75%, 03/01/16	305	387.17
Raytheon Co.:
5.375%, 04/01/13	300	333.14
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	465	571.25
4.40%, 02/15/20	15	16.01
United Technologies Corp.:
4.875%, 05/01/15	695	799.35
4.50%, 04/15/20	300	334.14

		2,446	1.06

REITS - 0.85%
ERP Operating LP, 5.25%, 09/15/14	300	335.14
ProLogis, 7.625%, 08/15/14	780	893.39
Simon Property Group LP:
4.20%, 02/01/15	300	325.14
5.25%, 12/01/16	365	411.18

		1,964.85

Pipelines - 0.64%
Enbridge Inc., 5.60%, 04/01/17	50	57.02
Kinder Morgan Energy Partners LP:
5.125%, 11/15/14	265	296.13
5.625%, 02/15/15	250	282.12
9.00%, 02/01/19	250	327.14
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	204.09
Williams Partners LP, 3.80%, 02/15/15	300	318.14

		1,484.64

Healthcare-services - 0.49%
Howard Hughes Medical Institute, 3.45%, 09/01/14	110	120.05
UnitedHealth Group, Inc., 3.875%, 10/15/20	300	300.13
WellPoint, Inc.:
7.00%, 02/15/19	330	402.17
4.35%, 08/15/20	300	310.14

		1,132.49

Transportation - 0.45%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	585	686.30
3.60%, 09/01/20	300	302.13
Canadian National Railway Co., 5.55%, 05/15/18	50	59.02

		1,047.45

Food - 0.45%
The Kroger Co.:
7.50%, 01/15/14	580	687.30
6.40%, 08/15/17	300	356.15

		1,043.45

Insurance - 0.32%
Berkshire Hathaway, Inc., 0.8344%, 02/11/131	730	734.32

		734.32

Biotechnology - 0.30%
Biogen Idec, Inc., 6.00%, 03/01/13	625	685.30

		685.30

Computers - 0.20%
Electronic Data Systems LLC, Series B, 6.00%, 08/01/13	45	51.02
International Business Machines Corp., 5.70%, 09/14/17	350	419.18

		470.20

Miscellaneous manufacturing - 0.14%
Honeywell International, Inc., 3.875%, 02/15/14	300	327.14

		327.14

Total corporate bonds & notes		52,309	22.72

Municipals - 1.62%
California State Department of Water Resources, Energy Res. Auth. Ref. Rev. Bonds, Series M, 5.00%, 05/01/14	500	563.25
Chicago Public Building Commission, Spl. O. Ref. Bonds, 7.125%, 01/01/11	300	303.13
Florida Hurricane Catastrophe Fund Finance Corp., Misc. Rev. Bonds, Series A, 5.00%, 07/01/16	650	716.31
State of California, G.O. School Imps. Property Tax Bonds, 5.75%, 03/01/17	400	439.19
State of Illinois, G.O. School Imps. Misc. Rev. Bonds:
4.422%, 04/01/15	300	314.14
5.947%, 04/01/22	835	859.37
University of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	529.23

Total municipals		3,723	1.62

Government & government agency bonds & notes outside the U.S. - 0.88%
Canadian National Railway Co., 4.95%, 01/15/14	670	749.33
European Investment Bank, 3.125%, 06/04/14	1,180	1,273.55

Total government & government agency bonds & notes outside the U.S.		2,022.88

Asset-backed obligations - 0.56%
AEP Texas Central Transition Funding LLC, 5.09%, 07/01/17	75	85.04
Americredit Automobile Receivables Trust, 5.56%, 06/06/14	152	160.07
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	955	966.42
Long Beach Auto Receivables Trust, 5.025%, 01/15/14	78	80.03

Total asset-backed obligations		1,291.56

Total bonds & notes (cost: $ 212,577)		218,468	94.91

Short-term securities - 11.16%
Bank of America Corp., 0.223%, 11/01/10	6,100	6,100	2.65
Deutsche Bank Funding LLC:
0.22%, 11/03/10	4,800	4,800	2.08
0.203%, 11/05/10	1,600	1,600.69
Hewlett Packard Co.:
0.193%, 11/08/10	4,800	4,800	2.08
0.22%, 11/15/10	2,200	2,200.96
Straight A Funding LLC, 0.30%, 11/18/10	4,300	4,299	1.87
Wal-Mart Stores, Inc., 0.22%, 11/08/10	1,900	1,900.83

Total short-term securities (cost: $ 25,699)		25,699	11.16

Total investment securities (cost: $238,276)		244,167	106.07
Other assets less liabilities		(13,982)	(6.07)

Net assets		$230,185	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2010.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2010, the aggregate market value of these securities amounted to $698,525, representing 0.30% of net assets of which $698,525 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity precedures approved by the Board of Trustees.

Key to abbreviations
Auth.	= Authority
G.O.	= General Obligation
Imps.	= Improvements
Misc.	= Miscellaneous
REITS	= Real Estate Investment Trust
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
Spl. O.	= Special Obligation
Univ.	= University

Capital Private Client Services Funds
Statements of assets and liabilities
at October 31, 2010	(dollars and shares in thousands) (except per share amounts)

	Capital Core Municipal Fund	Capital Short-Term Municipal Fund

Assets:
Investment securities, at value (cost: $256,199 and $76,506, respectively)	$261,366	$77,587
Short-term investments, at value (cost: $8,750 and $17,505, respectively)	8,750	17,505
Cash	67	122
Receivables for:
Sales of investments	–	–
Interest receivable	3,280	905
Receivable from investment adviser	45	34
Total assets	273,508	96,153

Liabilities:
Payables for:
Purchases of investments	4,572	1,027
Repurchases of fund's shares	10	5,532
Investment advisory services	157	55
Other accrued expenses	67	42
Total liabilities	4,806	6,656
Net assets at October 31, 2010:	$268,702	$89,497

Net assets consist of:
Capital paid in on shares of beneficial interest	$262,960	$88,317
Accumulated undistributed net investment income	–	–
Accumulated net realized gain	575	99
Net unrealized appreciation	5,167	1,081
Net assets at October 31, 2010	$268,702	$89,497

Shares outstanding:	26,153	8,799

Net asset value per share:	$10.27	$10.17

Capital Private Client Services Funds
Statements of assets and liabilities
at October 31, 2010	(dollars and shares in thousands) (except per share amounts)

	Capital California Core Municipal Fund	Capital California Short-Term Municipal Fund

Assets:
Investment securities, at value (cost: $132,992 and $39,532, respectively)	$135,508	$39,965
Short-term investments, at value (cost: $31,450 and $10,040, respectively)	31,450	10,040
Cash	5	182
Receivables for:
Sales of investments	–	–
Interest receivable	1,730	511
Receivable from investment adviser	38	31
Total assets	168,731	50,729

Liabilities:
Payables for:
Purchases of investments	–	–
Repurchases of fund's shares	38	–
Investment advisory services	99	29
Other accrued expenses	52	35
Total liabilities	189	64
Net assets at October 31, 2010:	$168,542	$50,665

Net assets consist of:
Capital paid in on shares of beneficial interest	$166,025	$50,241
Accumulated undistributed net investment income	–	–
Accumulated net realized gain (loss)	1	(9
Net unrealized appreciation	2,516	433
Net assets at October 31, 2010	$168,542	$50,665

Shares outstanding:	16,534	4,999

Net asset value per share:	$10.19	$10.13

1 Amount rounds to less than $1,000.

Capital Private Client Services Funds
Statement of assets and liabilities
at October 31, 2010	(dollars and shares in thousands) (except per share amounts)

Capital Core Bond Fund

Assets:
Investment securities, at value (cost: $212,577)	$218,468
Short-term investments, at value (cost: $25,699)	25,699
Cash	1,689
Receivables for:
Sales of investments	3,315
Interest receivable	1,894
Receivable from investment adviser	43
Total assets	251,108

Liabilities:
Payables for:
Purchases of investments	20,705
Repurchases of fund's shares	21
Investment advisory services	135
Other accrued expenses	62
Total liabilities	20,923
Net assets at October 31, 2010:	$230,185

Net assets consist of:
Capital paid in on shares of beneficial interest	$221,347
Accumulated undistributed net investment income	–
Accumulated net realized gain	2,947
Net unrealized appreciation	5,891
Net assets at October 31, 2010	$230,185

Shares outstanding:	22,021

Net asset value per share:	$10.45

Capital Private Client Services Funds
Statements of operations
for the period ended October 31, 20101	(dollars in thousands)

	Capital Core Municipal Fund	Capital Short-Term Municipal Fund

Investment income:
Income:
Interest	$2,752	$554

Fees and expenses:
Investment advisory services	436	144
Administrative and accounting services	39	13
Registration fees	38	14
Auditing	16	16
Transfer agent services	6	6
Trustees' compensation	5	5
Other	4	2
Total fees and expenses	544	200
Reimbursement of fees	(45)	(35)
Net fees and expenses	499	165
Net investment income	2,253	389

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments	576	100
Net unrealized appreciation on investments	5,167	1,081
Net realized gain and unrealized appreciation on investments	5,743	1,181
Net increase in net assets resulting from operations	$7,996	$1,570

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Statements of operations
for the period ended October 31, 20101	(dollars in thousands)

	Capital California Core Municipal Fund	Capital California Short-Term Municipal Fund

Investment income:
Income:
Interest	$1,406	$249

Fees and expenses:
Investment advisory services	272	73
Administrative and accounting services	24	6
Registration fees	23	7
Auditing	16	16
Transfer agent services	6	5
Trustees' compensation	5	5
Other	2	3
Total fees and expenses	348	115
Reimbursement of fees	(38)	(31)
Net fees and expenses	310	84
Net investment income	1,096	165

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain (loss) on investments	3	(9)
Net unrealized appreciation on investments	2,516	433
Net realized gain and unrealized appreciation on investments	2,519	424
Net increase in net assets resulting from operations	$3,615	$589

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Statement of operations
for the period ended October 31, 20101	(dollars in thousands)

Capital Core Bond Fund

Investment income:
Income:
Interest	$2,330

Fees and expenses:
Investment advisory services	398
Administrative and accounting services	36
Registration fees	34
Auditing	16
Transfer agent services	6
Trustees' compensation	5
Other	3
Total fees and expenses	498
Reimbursement of fees	(43)
Net fees and expenses	455
Net investment income	1,875

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments	3,178
Net unrealized appreciation on investments	5,891
Net realized gain and unrealized appreciation on investments	9,069
Net increase in net assets resulting from operations	$10,944

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Statements of changes in net assets
for the period ended October 31, 20101	(dollars in thousands)

	Capital Core Municipal Fund	Capital Short-Term Municipal Fund

Operations:
Net investment income	$2,253	$389
Net realized gain on investments	576	100
Net unrealized appreciation on investments	5,167	1,081
Net increase in net assets resulting from operations	7,996	1,570

Dividends and distributions to shareholders:
Dividends from net investment income	(2,253	(389)
Distributions from capital gain	(1	(1)
Total dividends and distributions	(2,254	(390)

Net capital share transactions	262,960	88,317

Total increase in net assets	268,702	89,497

Net assets:
Beginning of period	–	–
End of period (including undistributed net investment income: $– and $–, respectively)	$268,702	$89,497

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Statements of changes in net assets
for the period ended October 31, 20101	(dollars in thousands)

	Capital California Core Municipal Fund	Capital California Short-Term Municipal Fund

Operations:
Net investment income	$1,096	$165
Net realized gain (loss) on investments	3	(9)
Net unrealized appreciation on investments	2,516	433
Net increase in net assets resulting from operations	3,615	589

Dividends and distributions to shareholders:
Dividends from net investments income	(1,096	(165)
Distributions from capital gain	(2	–
Total dividends and distributions	(1,098	(165)

Net capital share transactions	166,025	50,241

Total increase in net assets	168,542	50,665

Net assets:
Beginning of period	–	–
End of period (including undistributed net investment income: $– and $– 2, respectively)	$168,542	$50,665

1 The Fund commenced operations on April 13, 2010.
2 Amount rounds to less than $1,000.

Capital Private Client Services Funds
Statement of changes in net assets
for the period ended October 31, 20101	(dollars in thousands)

Capital Core Bond Fund

Operations:
Net investment income	$1,875
Net realized gain on investments	3,178
Net unrealized appreciation on investments	5,891
Net increase in net assets resulting from operations	10,944

Dividends and distributions to shareholders:
Dividends from net investment income	(1,875)
Distributions from capital gain	(231)
Total dividends and distributions	(2,106)

Net capital share transactions	221,347

Total increase in net assets	230,185

Net assets:
Beginning of period	–
End of period (including undistributed net investment income: $–)	$230,185

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Notes to financial statements

1.   Organization

Capital Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five different funds; Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund (each a “Fund,” collectively the “Funds”). On March 26, 2010, each Fund in the Trust obtained its initial capitalization of $100,000 from the sale of shares of beneficial interest to Capital Group International, Inc., the parent company of the Funds’ investment adviser. Operations commenced on April 13, 2010, upon the initial purchase of investment securities. The Trust’s fiscal year ends on October 31. Each Fund offers one class of shares.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital.  Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax.  Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital.  Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.  Capital Core Bond Fund seeks to provide current income and to preserve capital.

2.   Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared and paid monthly after the determination of each Fund’s net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

3.   Valuation

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2010 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$261,366	$–	$261,366
Short-term investments	–	8,750	–	8,750
Total investments	$–	$270,116	$–	$270,116

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$77,587	$–	$77,587
Short-term investments	–	17,505	–	17,505
Total investments	$–	$95,092	$–	$95,092

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$135,508	$–	$135,508
Short-term investments	–	31,450	–	31,450
Total investments	$–	$166,958	$–	$166,958

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$39,965	$–	$39,965
Short-term investments	–	10,040	–	10,040
Total investments	$–	$50,005	$–	$50,005

Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$105,488	$–	$105,488
Mortgage-backed obligations	–	53,635	–	53,635
Corporate bonds & notes	–	52,309	–	52,309
Municipals	–	3,723	–	3,723
Government agency bonds & notes outside the U.S.	–	2,022	–	2,022
Asset-backed obligations	–	1,291	–	1,291
Short-term investments	–	25,699	–	25,699
Total investments	$–	$244,167	$–	$244,167

At October 31, 2010, there were no significant transfers between Level 1 and Level 2.  There were no Level 3 securities held in the Funds during the period ended October 31, 2010.

4.   Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the Fund to experience a loss and may affect its share price.

Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California than comparable municipal bond mutual funds that do not concentrate in a single state.  For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

The following additional risk factors are applicable to Capital Core Bond Fund:

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The Fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the Fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

5.   Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended October 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations.  During the period, the Funds did not incur any interest or penalties.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; pay downs on fixed income securities; income on certain investments; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The tax character of distributions paid during the period ended October 31, 2010 were as follows (dollars in thousands):

	Tax-exempt income	Ordinary income
Capital Core Municipal Fund	$2,249	$5
Capital Short-Term Municipal Fund	387	3
Capital California Core Municipal Fund	1,095	3
Capital California Short-Term Municipal Fund	164	1
Capital Core Bond Fund	–	2,106

At October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows (dollars in thousands):

	Undistributed ordinary income		Capital Loss Carryover	Unrealized appreciation (depreciation)	Total
Capital Core Municipal Fund	$576		$–	$5,167	$5,743
Capital Short-Term Municipal Fund	100		–	1,080	1,180
Capital California Core Municipal Fund	1		–	2,516	2,517
Capital California Short-Term Municipal Fund	–	1	(9)	433	424
Capital Core Bond Fund	2,947		–	5,891	8,838
1 Amount rounds to less than $1,000.

During the period ended October 31, 2010, the Funds did not utilize capital loss carryovers.

Capital loss carryovers available to the Funds at October 31, 2010 were as follows (dollars in thousands):

Expiring 2018
Capital Core Municipal Fund	$–
Capital Short-Term Municipal Fund	–
Capital California Core Municipal Fund	–
Capital California Short-Term Municipal Fund	9
Capital Core Bond Fund	–

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at October 31, 2010 were as follows (dollars in thousands) :

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Core Municipal Fund	$264,949	$5,298	$(131)	$5,167
Capital Short-Term Municipal Fund	94,011	1,108	(27)	1,081
Capital California Core Municipal Fund	164,442	2,660	(144)	2,516
Capital California Short-Term Municipal Fund	49,572	457	(24)	433
Capital Core Bond Fund	238,276	5,929	(38)	5,891

6.   Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds.  CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through April 11, 2011, to limit the Funds’ total annual fund operating expenses to the following rates:

Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%
Capital Core Bond Fund	0.40%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services –The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fund is 0.35% of the average daily net assets of the Fund.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

7.      Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Capital Core Municipal Fund*	$278,391	27,671	$1,156	113	$(16,587)	(1,631)	$262,960	26,153
Capital Short-Term Municipal Fund*	101,792	10,126	346	34	(13,821)	(1,361)	88,317	8,799
Capital California Core Municipal Fund*	172,980	17,220	518	51	(7,473)	(737)	166,025	16,534
Capital California Short-Term Municipal Fund*	57,503	5,716	128	13	(7,390)	(730)	50,241	4,999
Capital Core Bond Fund*	246,958	24,519	1,457	141	(27,068)	(2,639)	221,347	22,021

*Commencement of operations was 4/13/10.

8.      Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the period ended October 31, 2010 as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Investments	U.S. Government Agency Obligations	Investments	U.S. Government Agency Obligations
Capital Core Municipal Fund	$229,109	$–	$46,892	$–
Capital Short-Term Municipal Fund	89,613	–	18,225	–
Capital California Core Municipal Fund	107,585	–	12,208	–
Capital California Short-Term Municipal Fund	33,540	–	9,004	–
Capital Core Bond Fund	68,539	356,305	14,373	207,815

Capital Private Client Services Funds
Financial highlights
for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital Core Municipal Fund		Capital Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00		$10.00

Income from investment operations:
	Net investment income2	0.10		0.05
	Net realized and unrealized gains on securities	0.26		0.17
	Total from investment operations	0.36		0.22

Dividends and distributions:
	Dividends from net investment income2	(0.09)		(0.05)
	Distributions from capital gain2	–	5	–	5
	Total dividends and distributions	(0.09)		(0.05)

Net asset value, end of period		$10.27		$10.17

Total Return3		3.63%		2.17%

Net assets, end of period (in millions)		$269		$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.43%		0.48%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%		0.40%
	Ratio of net investment income to average net assets3,4	1.81%		0.95%

	Portfolio turnover rate	25%		36%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.
5	Rounds to less than $0.00.

Capital Private Client Services Funds
Financial highlights
for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital California Core Municipal Fund		Capital California Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00		$10.00

Income from investment operations:
	Net investment income2	0.08		0.04
	Net realized and unrealized gains on securities	0.18		0.13
	Total from investment operations	0.26		0.17

Dividends and distributions:
	Dividends from net investment income2	(0.07)		(0.04)
	Distributions from capital gain2	–	5	–
	Total dividends and distributions	(0.07)		(0.04)

Net asset value, end of period		$10.19		$10.13

Total Return3		2.61%		1.67%

Net assets, end of period (in millions)		$169		$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.45%		0.55%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%		0.40%
	Ratio of net investment income to average net assets3,4	1.41%		0.79%

	Portfolio turnover rate	13%		35%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.
5	Rounds to less than $0.00.

Capital Private Client Services Funds
Financial highlights
for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital Core Bond Fund

Selected per share data:

Net asset value, beginning of period		$10.00

Income from investment operations:
	Net investment income2	0.09
	Net realized and unrealized gains on securities	0.46
	Total from investment operations	0.55

Dividends and distributions:
	Dividends from net investment income2	(0.09)
	Distributions from capital gain2	(0.01)
	Total dividends and distributions	(0.10)

Net asset value, end of period		$10.45

Total Return3		5.52%

Net assets, end of period (in millions)		$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.44%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%
	Ratio of net investment income to average net assets3,4	1.65%

	Portfolio turnover rate	123%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.

Capital Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Capital Private Client Services Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Capital Private Client Service Funds (the "Trust”) comprising the Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, and Capital Core Bond Fund as of October 31, 2010, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period April 13, 2010 (commencement of operations) to October 31, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the Capital Private Client Service Funds as of October 31, 2010, the results of their operations, changes in their net assets, and the financial highlights for the period April 13, 2010 (commencement of operations) to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 23, 2010